Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (11.8%)
U.S. Government Securities (11.4%)
[1]	U.S. Treasury Note/Bond	0.125%	9/30/22	500,000	500,078
[1]	U.S. Treasury Note/Bond	0.125%	10/31/22	500,000	500,000
	U.S. Treasury Note/Bond	0.125%	11/30/22	500,000	500,000
[1]	U.S. Treasury Note/Bond	0.125%	12/31/22	500,000	499,922
	U.S. Treasury Note/Bond	0.125%	1/31/23	500,000	499,844
	U.S. Treasury Note/Bond	0.125%	2/28/23	500,000	499,765
[1]	U.S. Treasury Note/Bond	0.125%	10/15/23	250,000	249,336
[1]	U.S. Treasury Note/Bond	0.125%	12/15/23	800,000	797,000
[1]	U.S. Treasury Note/Bond	0.125%	1/15/24	500,000	497,891
	U.S. Treasury Note/Bond	0.375%	4/15/24	600,000	600,750
[1]	U.S. Treasury Note/Bond	1.500%	11/30/24	350,000	362,469
[1]	U.S. Treasury Note/Bond	0.250%	10/31/25	600,000	587,156
[1]	U.S. Treasury Note/Bond	0.375%	1/31/26	850,000	833,000
	U.S. Treasury Note/Bond	0.500%	2/28/26	500,000	492,500
[1]	U.S. Treasury Note/Bond	0.750%	3/31/26	850,000	846,680
[2,3]	U.S. Treasury Note/Bond	0.500%	10/31/27	127,000	121,285
[1]	U.S. Treasury Note/Bond	0.625%	12/31/27	180,000	172,800
[1]	U.S. Treasury Note/Bond	0.875%	11/15/30	175,000	163,652
					8,724,128
Nonconventional Mortgage-Backed Securities (0.4%)
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.690%	2.071%	2/1/37	333	348
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.750%	2.286%	9/1/32	133	141
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.760%	2.757%	8/1/37	259	271
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.410%	8/1/33	539	569
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.785%	2.535%	8/1/33	457	471
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.800%	2.706%	7/1/33	1,208	1,250
[4,5,6]	Fannie Mae Pool, 12M USD LIBOR + 1.960%	2.710%	5/1/33	75	76
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.000%	2.125%	12/1/32	147	152
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.125%	2.714%	6/1/33	650	677
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.185%	2.560%	7/1/32	57	57
[4,5,6]	Fannie Mae Pool, 1YR CMT + 2.210%	3.090%	5/1/33	830	883
[4,5]	Fannie Mae REMICS	1.750%	11/25/32	18,718	19,118
[4,5]	Fannie Mae REMICS	2.100%	4/25/43	6,928	7,010
[4,5]	Fannie Mae REMICS	2.250%	7/25/43–6/25/44	10,865	11,010
[4,5]	Fannie Mae REMICS	2.500%	6/25/40–1/25/50	26,325	26,963
[4,5]	Fannie Mae REMICS	3.000%	9/25/49	12,238	12,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Fannie Mae REMICS	3.500%	12/25/45	6,908	7,397
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	2.537%	8/1/37	1,040	1,098
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.893%	2.393%	9/1/32	610	630
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.336%	2/1/33	58	60
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.461%	10/1/32	163	175
[4,5,6]	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	2.586%	8/1/33	360	384
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.500%	8/1/32	241	257
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	2.513%	8/1/32	420	435
[4,5,6]	Freddie Mac Non Gold Pool, 1YR CMT + 2.254%	2.379%	9/1/32	27	27
[4,5]	Freddie Mac REMICS	2.000%	7/15/42	15,685	16,191
[4,5]	Freddie Mac REMICS	2.250%	4/15/43–6/15/44	20,639	21,006
[4,5]	Freddie Mac REMICS	2.500%	10/25/48–12/25/49	46,619	48,271
[4,5]	Freddie Mac REMICS	2.750%	10/25/49	6,683	6,936
[4,5]	Freddie Mac REMICS	3.000%	10/15/45–7/25/49	42,800	44,390
[4,5]	Freddie Mac REMICS	3.500%	5/15/40–12/25/49	14,673	15,330
[4,5]	Freddie Mac REMICS	6.500%	5/15/24	6,511	6,876
[4]	Ginnie Mae	2.500%	11/20/47–9/20/49	8,099	8,414
[4]	Ginnie Mae	2.750%	9/20/45–5/20/46	29,983	30,441
[4]	Ginnie Mae	3.000%	3/20/41–12/20/47	7,867	8,125
					298,113
Total U.S. Government and Agency Obligations (Cost $9,043,600)					9,022,241
Asset-Backed/Commercial Mortgage-Backed Securities (8.8%)
[4]	Ally Auto Receivables Trust Class A4 Series 2019-1	3.020%	4/15/24	6,300	6,522
[4]	Ally Auto Receivables Trust Class A4 Series 2019-4	1.920%	1/15/25	8,150	8,371
[4,7]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,954	12,802
[4,7]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,378	6,921
[4,7]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,572
[4,7]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	3,043
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,876
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	20,474
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	22,831
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	8,230
[4,7]	AOA Mortgage Trust Class A Series 2015-1177	2.957%	12/13/29	13,390	13,402
[4,7]	ARL Second LLC Class A1 Series 2014-1A	2.920%	6/15/44	7,205	7,134
[4,6,7]	Aventura Mall Trust Class A Series 2018-AVM	4.249%	7/5/40	580	649
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	7,640	7,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	17,935	19,410
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-1A	3.450%	3/20/23	19,930	20,332
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2019-2B	3.550%	9/22/25	4,480	4,779
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2019-3A	2.650%	3/20/26	6,451	6,703
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2020-1A	2.680%	8/20/26	7,510	7,800
[4,7]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2020-2B	2.960%	2/20/27	3,965	4,155
[4]	BAMLL Commercial Mortgage Securities Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	5,250
[4,7]	BAMLL Commercial Mortgage Securities Trust Class AMP Series 2019-BPR	3.287%	11/5/32	13,820	13,623
[4]	Banc of America Commercial Mortgage Trust Class A3 Series 2015-UBS7	3.441%	9/15/48	6,999	7,491
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.522%	9/15/48	1,600	1,422
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.223%	9/20/46	5,328	4,296
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	4,304
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	894
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	6,057
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	3,427
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	3,375
[4]	BANK Class ASB Series 2018-BN14	4.185%	9/15/60	6,680	7,524
[4]	BANK Class ASB Series 2019-BN17	3.623%	4/15/52	7,533	8,379
[4,6]	Bank of America Mortgage Trust Class A2 Series 2002-J	3.598%	9/25/32	14	14
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.395%	5/25/47	6,457	5,669
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	2.951%	10/25/36	7,997	7,622
[4]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/53	17,390	18,203
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	6,649
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	8,937
[4,6]	Brazos Higher Education Authority Inc. Class A16 Series 2005-3, 3M USD LIBOR + 0.200%	0.401%	6/25/26	762	762
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	0.988%	2/25/30	10,186	10,223
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2018-2A	3.270%	12/19/22	1,713	1,726
[4,7]	Canadian Pacer Auto Receivables Trust Class A3 Series 2020-1A	1.830%	7/19/24	31,730	32,177
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-1A	3.220%	9/19/22	4,466	4,479
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2018-2A	3.440%	8/21/23	2,080	2,127
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	4,170	4,313
[4,7]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2019-1	2.510%	11/15/23	29,921	30,294
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2020-1	1.600%	11/15/24	104,270	105,928
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2019-1	2.560%	10/15/24	13,130	13,567
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	25,975
[4]	Carmax Auto Owner Trust Class A3 Series 2019-4	2.020%	11/15/24	49,210	50,188
[4]	CarMax Auto Owner Trust Class A4 Series 2018-3	3.270%	3/15/24	5,910	6,115
[4]	CarMax Auto Owner Trust Class A4 Series 2018-4	3.480%	2/15/24	6,780	7,083
[4]	CarMax Auto Owner Trust Class A4 Series 2019-3	2.300%	4/15/25	7,570	7,876
[4]	CarMax Auto Owner Trust Class A4 Series 2019-4	2.130%	7/15/25	13,790	14,341
[4]	Carmax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	13,335
[4]	CarMax Auto Owner Trust Class B Series 2017-4	2.460%	8/15/23	4,830	4,895
[4]	CarMax Auto Owner Trust Class B Series 2018-2	3.370%	10/16/23	4,755	4,905
[4]	CarMax Auto Owner Trust Class B Series 2018-4	3.670%	5/15/24	5,940	6,254
[4]	CarMax Auto Owner Trust Class B Series 2019-3	2.500%	4/15/25	9,610	10,016
[4]	CarMax Auto Owner Trust Class B Series 2020-3	1.090%	3/16/26	7,740	7,818
[4]	CarMax Auto Owner Trust Class C Series 2017-4	2.700%	10/16/23	4,830	4,897
[4]	CarMax Auto Owner Trust Class C Series 2018-1	2.950%	11/15/23	6,170	6,300
[4]	CarMax Auto Owner Trust Class C Series 2018-2	3.570%	12/15/23	6,860	7,090
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,235
[4]	CarMax Auto Owner Trust Class C Series 2019-4	2.600%	9/15/25	4,240	4,447
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,942
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	6,261
[4]	CarMax Auto Owner Trust Class D Series 2018-2	3.990%	4/15/25	5,300	5,479
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,880
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,871
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	5,918
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	6,938
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	7,346
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	6,202
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	5,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	CFCRE Commercial Mortgage Trust Class AJ Series 2011-C2	5.935%	12/15/47	14,930	15,050
[4,7]	Chesapeake Funding II LLC Class A1 Series 2018-1A	3.040%	4/15/30	7,380	7,422
[4,7]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	18,377	18,623
[4,6]	CHL Mortgag Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.852%	2/25/47	4,895	3,921
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.582%	3/20/36	4,304	3,693
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC23	3.356%	7/10/47	10,236	10,838
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2014-GC25	3.372%	10/10/47	16,333	17,374
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,816
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC11	3.093%	4/10/46	6,350	6,607
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2013-GC15	4.371%	9/10/46	3,786	4,082
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC19	4.023%	3/10/47	19,843	21,393
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC21	3.575%	5/10/47	3,116	3,272
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC23	3.622%	7/10/47	25,685	27,705
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	41,551	44,878
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	28,537	31,303
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	5,268
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	5,152
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	4,862
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2014-GC21	3.855%	5/10/47	41,720	45,170
[4]	Citigroup Commercial Mortgage Trust Class A5 Series 2015-GC27	3.137%	2/10/48	38,271	40,829
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	13,399
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,816
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	10,440
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.580%	7/10/47	4,380	4,764
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.726%	9/10/58	4,000	4,025
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.409%	9/15/50	2,200	2,346
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.213%	7/25/37	332	310
[4]	COMM Mortgage Trust Class A2 Series 2014-CR15	2.928%	2/10/47	408	408
[4]	COMM Mortgage Trust Class A3 Series 2012-CR4	2.853%	10/15/45	10,904	11,154
[4]	COMM Mortgage Trust Class A3 Series 2013-CR11	3.983%	8/10/50	13,316	14,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	7,416	7,679
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	2,051
[4]	COMM Mortgage Trust Class A3 Series 2014-CR20	3.326%	11/10/47	20,439	21,667
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	2,640	2,710
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	43,975	47,396
[4]	COMM Mortgage Trust Class A4 Series 2013-CR12	4.046%	10/10/46	41,902	44,999
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	18,117	19,615
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	278	290
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.363%	7/10/45	12,916	13,771
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	3,290	3,396
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR14	4.236%	2/10/47	18,995	20,586
[4,6]	COMM Mortgage Trust Class A4 Series 2014-CR15	4.074%	2/10/47	20,250	21,932
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,772	1,901
[4]	COMM Mortgage Trust Class A4 Series 2014-CR18	3.550%	7/15/47	8,255	8,835
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	15,527	17,077
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	24,125
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	11,974	13,083
[4]	COMM Mortgage Trust Class A4 Series 2015-LC19	3.183%	2/10/48	9,930	10,655
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	40,399	42,256
[4]	COMM Mortgage Trust Class A5 Series 2013-LC13	4.205%	8/10/46	13,353	14,316
[4]	COMM Mortgage Trust Class A5 Series 2014-CR17	3.977%	5/10/47	47,740	51,826
[4]	COMM Mortgage Trust Class A5 Series 2014-CR18	3.828%	7/15/47	30,571	33,190
[4]	COMM Mortgage Trust Class A5 Series 2014-LC17	3.917%	10/10/47	11,922	12,955
[4]	COMM Mortgage Trust Class A5 Series 2015-CR22	3.309%	3/10/48	36,015	38,875
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	11,921	13,094
[4]	COMM Mortgage Trust Class AM Series 2012-CR2	3.791%	8/15/45	4,100	4,190
[4,7]	COMM Mortgage Trust Class AM Series 2012-CR3	3.416%	10/15/45	12,316	12,510
[4]	COMM Mortgage Trust Class AM Series 2012-CR4	3.251%	10/15/45	1,990	2,014
[4,7]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,968
[4,6,7]	COMM Mortgage Trust Class AM Series 2013-CR9	4.387%	7/10/45	11,250	11,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6,7]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	19,987
[4,6]	COMM Mortgage Trust Class AM Series 2014-CR15	4.426%	2/10/47	13,450	14,554
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	29,623
[4,7]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,410
[4,6,7]	COMM Mortgage Trust Class C Series 2013-CR9	4.387%	7/10/45	12,690	11,263
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.599%	10/10/48	8,118	8,805
[4,5,6,7]	Connecticut Avenue Securities Trust Class 2M1 Series 2020-R02, 1M USD LIBOR + 0.750%	0.856%	1/25/40	5,564	5,564
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	18,210	19,722
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C4	3.808%	11/15/48	41,832	46,106
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	20,243	22,161
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.520%	8/15/48	10,600	9,678
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	16,150
[4]	DBJPM Mortgage Trust Class A5 Series 17-C6	3.328%	6/10/50	3,540	3,863
[4,7]	DLL LLC Class A4 Series 2019-MT3	2.150%	9/21/26	5,810	5,937
[4]	Drive Auto Receivables Trust Class C Series 2018-5	3.990%	1/15/25	21,518	21,823
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	5,790	5,947
[4]	Drive Auto Receivables Trust Class C Series 2021-1	1.020%	6/15/27	15,990	15,989
[4]	Drive Auto Receivables Trust Class D Series 2017-1	3.840%	3/15/23	480	484
[4]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	15,566	15,933
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	26,460	27,641
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	15,870	16,540
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	5,010	5,173
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	5,174
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	6,472
[4,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	0.906%	10/25/56	11,062	11,108
[4,6,7]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	6,083	6,328
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2020-1	1.780%	12/22/25	17,855	18,085
[4,7]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	7,150	7,147
[4,7]	Fair Square Issuance Trust Class A Series 2020-AA	2.900%	9/20/24	14,400	14,548
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	2.616%	11/25/36	2,834	2,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	2.877%	1/25/37	5,293	3,918
[4,7]	FirstKey Homes Trust Class A Series FKH 2020-SFR2	1.266%	10/19/37	11,674	11,570
[4]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	14,470	14,575
[4]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	6,990	6,971
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-1	3.190%	7/15/31	87,670	95,023
[4,7]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	19,600	20,893
[4,7]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	21,100	21,904
[4]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	26,820	27,941
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	21,729
[4,7]	Ford Credit Auto Owner Trust Class B Series 2018-2	3.610%	1/15/30	16,295	17,365
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	20,070	20,945
[4,7]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	6,159
[4]	Ford Credit Auto Owner Trust Class B Series 2020-B	1.190%	1/15/26	15,500	15,717
[4,7]	Ford Credit Auto Owner Trust Class C Series 2017-2	2.750%	3/15/29	13,976	14,380
[4,7]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,706
[4]	Ford Credit Auto Owner Trust Class C Series 2019-A	3.250%	9/15/25	10,980	11,517
[4,7]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	7,803
[4]	Ford Credit Auto Owner Trust Class C Series 2020-B	2.040%	12/15/26	8,650	8,959
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,914
[4,7]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	6,420
[4]	Ford Credit Floorplan Master Owner Trust A Class A Series 2019-4	2.440%	9/15/26	35,322	37,301
[4]	Ford Credit Floorplan Master Owner Trust A Class A1 Series 2019-3	2.230%	9/15/24	15,159	15,560
[4]	Ford Credit Floorplan Master Owner Trust A Class B Series 2020-1	0.980%	9/15/25	9,700	9,764
[4]	Ford Credit Floorplan Master Owner Trust A Class D Series 2020-1	2.120%	9/15/25	5,350	5,484
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1 Series 2020-DNA2, 1M USD LIBOR + 0.750%	0.856%	2/25/50	30,747	30,758
[4]	GM Financial Automobile Leasing Trust Class B Series 2020-1	1.840%	12/20/23	14,540	14,787
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,706
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-1	2.280%	6/20/24	6,680	6,811
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,742
[4]	GM Financial Consumer Automobile Receivables Trust 2 Class C Series 2021-2	1.280%	1/19/27	7,030	7,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-2	0.510%	4/16/26	12,710	12,701
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2019-4	1.760%	1/16/25	5,070	5,192
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	10,529
[4,7]	GM Financial Consumer Automobile Receivables Trust Class B Series 2017-3A	2.330%	3/16/23	2,650	2,661
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,707
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,977
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	7,275
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,244
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,710
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,474
[4]	GM Financial Securitized Term Class B Series 2021-1	0.750%	5/17/27	3,250	3,233
[4]	GM Financial Securitized Term Class C Series 2021-1	1.040%	5/17/27	2,150	2,143
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	2.996%	11/19/35	825	761
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2019-1	2.700%	4/15/24	13,920	14,241
[4,7]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	46,850	47,048
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,958
[4,7]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	8,253
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,248
[4,7]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,846
[4,7]	Golden Credit Card Trust Class A Series 2018-4A	3.440%	8/15/25	24,560	26,203
[4,6,7]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.638%	8/25/60	4,319	4,324
[4,7]	GreatAmerica Leasing Receivables Funding LLC Class A4 Series 2019-1	3.210%	2/18/25	5,260	5,454
[4,7]	GS Mortgage Securities Corp. II Class A Series 2012-BWTR	2.954%	11/5/34	36,047	36,615
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	4,406
[4]	GS Mortgage Securities Trust Class A3 Series 2015-GC34	3.244%	10/10/48	9,961	10,546
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	13,623
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GCJ14	3.955%	8/10/46	22,020	22,937
[4]	GS Mortgage Securities Trust Class A4 Series 2014-GC26	3.364%	11/10/47	19,174	20,417
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC28	3.136%	2/10/48	38,431	40,660
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	12,225	13,216
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	4,636	5,095
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	19,518
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	12,699
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	5,629
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	4,229
[4,6]	GS Mortgage Securities Trust Class A5 Series 2013-GC13	4.187%	7/10/46	22,934	24,627
[4]	GS Mortgage Securities Trust Class A5 Series 2013-GC14	4.243%	8/10/46	49,405	53,007
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC20	3.998%	4/10/47	43,873	47,194
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	33,925	36,747
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC26	3.629%	11/10/47	16,700	18,034
[4]	GS Mortgage Securities Trust Class A5 Series 2015-GC28	3.396%	2/10/48	35,733	38,435
[4,7]	GS Mortgage Securities Trust Class AS Series 2012-GC6	4.948%	1/10/45	1,000	1,018
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,525
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	14,405
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GCJ12	3.777%	6/10/46	5,350	5,523
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.643%	9/10/47	10,665	10,672
[4,6,7]	GS Mortgage Securities Trust Class C Series 2011-GC3	5.558%	3/10/44	2,255	2,253
[4,6,7]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.220%	7/10/46	5,650	5,529
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.664%	9/10/47	17,556	14,629
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.803%	10/10/48	12,080	12,519
[4,7]	Harley Marine Financing LLC Class A2 Series 2018-1A	5.682%	5/15/43	17,087	15,984
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2019-A	2.340%	2/15/24	4,964	5,019
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2020-A	1.870%	10/15/24	25,690	26,073
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	2.390%	11/15/26	9,060	9,338
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2019-A	1.930%	4/15/27	8,270	8,519

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Hertz Vehicle Financing II LP Class A Series 2015-3A	2.670%	9/25/21	826	827
[4,7]	Hertz Vehicle Financing II LP Class A Series 2016-2A	2.950%	3/25/22	1,836	1,839
[4,7]	Hilton USA Trust Class A Series 2016-HHV	3.719%	11/5/38	3,950	4,273
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2018-3	3.070%	11/21/24	5,460	5,558
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2019-3	1.850%	8/15/25	4,730	4,843
[4,7]	Houston Galleria Mall Trust Class A1A2 Series 2015-HGLR	3.087%	3/5/37	3,823	3,982
[4,7]	HPEFS Equipment Trust Class A3 Series 2019-1A	2.210%	9/20/29	2,300	2,312
[4,7]	HPEFS Equipment Trust Class A3 Series 2020-1A	1.760%	2/20/30	20,400	20,623
[4,7]	HPEFS Equipment Trust Class B Series 2019-1A	2.320%	9/20/29	6,820	6,900
[4,7]	HPEFS Equipment Trust Class B Series 2020-1A	1.890%	2/20/30	8,400	8,531
[4,7]	HPEFS Equipment Trust Class C Series 2019-1A	2.490%	9/20/29	3,800	3,868
[4,7]	HPEFS Equipment Trust Class D Series 2019-1A	2.720%	9/20/29	1,700	1,738
[4,7]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,423
[4]	Hyundai Auto Receivables Trust Class A3 Series 2019-B	1.940%	2/15/24	10,810	10,953
[4]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	12,600	13,017
[4]	Hyundai Auto Receivables Trust Class B Series 2019-A	2.940%	5/15/25	5,655	5,916
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,732
[4]	Hyundai Auto Receivables Trust Class B Series 2020-B	0.940%	12/15/25	3,870	3,872
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	8,159
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	8,497
[4]	Hyundai Auto Receivables Trust Class C Series 2020-B	1.600%	12/15/26	4,840	4,926
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	7,206
[4]	Hyundai Auto Receivables Trust Class C Series 2021-A	1.330%	11/15/27	12,395	12,376
[4,6,7]	Invitation Homes Trust Class A Series 2017-SFR2, 1M USD LIBOR + 0.850%	0.965%	12/17/36	26,177	26,177
[4,6,7]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	0.815%	3/17/37	35,644	35,493
[4,6,7]	Invitation Homes Trust Class B Series 2017-SFR2, 1M USD LIBOR + 1.150%	1.265%	12/17/36	9,957	9,939
[4,6,7]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	1.065%	3/17/37	9,890	9,890
[4,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2010-C2	4.070%	11/15/43	809	811
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2012-C6	3.507%	5/15/45	12,213	12,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	2,323	2,473
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	13,421	14,253
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	14,880	16,043
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2012-LC9	2.840%	12/15/47	31,910	32,769
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	15,186	15,806
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2011-C5	5.607%	8/15/46	4,100	4,125
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	15,614
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	5.124%	12/15/46	21,150	22,183
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2010-C2	5.874%	11/15/43	6,225	6,207
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.213%	1/15/46	5,450	5,654
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.189%	12/15/46	9,770	10,064
[4,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.874%	11/15/43	7,100	6,171
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2014-C26	3.231%	1/15/48	27,722	29,406
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	21,082	23,149
[4,6]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C14	4.133%	8/15/46	11,107	11,692
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	22,860	24,726
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	2,137
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C26	3.494%	1/15/48	48,489	52,424
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	17,150	18,344
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C30	3.551%	7/15/48	23,680	25,397
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/48	22,187	24,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	17,866	18,836
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	27,200	29,264
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C18	4.079%	2/15/47	28,340	30,678
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	11,894
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	12,364	13,483
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.175%	7/15/45	7,520	7,950
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	13,898
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	17,562
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.960%	2/15/47	13,200	14,029
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.960%	2/15/47	5,850	5,750
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	6,516
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	6,634
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,774
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,745
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	6,953
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	4,572
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	6,241
[4,6,7]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,594
[4,7]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	8,046	8,231
[4,7]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	10,852	11,201
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	1.866%	4/25/34	195	181
[4]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2019-1	2.040%	1/15/26	17,090	17,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	2.874%	7/25/33	229	254
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	1.707%	2/25/33	478	457
[4,7]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	6,680	6,901
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2015-AA	2.490%	2/19/36	8,178	8,258
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,837
[4,7]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,842
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2013-C11	3.960%	8/15/46	8,093	8,495
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2014-C15	3.773%	4/15/47	32,330	34,484
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,280	9,992
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C24	3.479%	5/15/48	19,960	21,494
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2012-C6	2.858%	11/15/45	4,588	4,699
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C10	4.217%	7/15/46	28,493	30,149
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C11	4.297%	8/15/46	24,216	25,617
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	4,116
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,949
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	27,425	28,574
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014 C19	3.526%	12/15/47	23,220	25,106
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C15	4.051%	4/15/47	11,920	12,928
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2014-C18	3.923%	10/15/47	13,400	14,498
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C20	3.249%	2/15/48	37,941	40,749
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	18,458	20,223
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	10,542
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	28,249	31,340
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,731
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C14	4.064%	2/15/47	16,600	17,897
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C16	3.892%	6/15/47	21,398	23,078
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2014-C17	3.741%	8/15/47	16,794	18,147
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	8,498	9,337
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	3,037
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	18,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	10,299
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	8,057
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.492%	6/15/47	22,920	23,578
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.217%	7/15/46	3,372	2,919
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	5.063%	4/15/47	1,895	1,976
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.925%	6/15/47	12,300	12,247
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.903%	5/15/49	2,210	2,309
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Series Class A4 2013-C7	2.918%	2/15/46	6,400	6,591
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	7,436
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,914
[4,7]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	17,166
[4,7]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	15,481	16,544
[4]	Morgan Stanley Capital I Trust Class A4 Series 2012-C4	3.244%	3/15/45	15,951	16,123
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	46,300
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	12,857
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	9,521	10,093
[4]	Morgan Stanley Capital I Trust Class AS Series 2012-C4	3.773%	3/15/45	2,500	2,529
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.735%	12/15/48	5,740	5,586
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	2.063%	6/25/36	2,432	2,273
[4,7]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	34,485	33,256
[4,7]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	9,914	10,197
[4,7]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	9,686	10,141
[4,7]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	32,590	34,775
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-2A, 1M USD LIBOR + 1.050%	1.156%	6/25/65	562	563
[4,6,7]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	0.856%	3/25/66	19,640	19,691
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	3.390%	12/15/59	17,254	18,191
[4,7]	Navient Student Loan Trust Class A2 Series 2018-EA	4.000%	12/15/59	34,811	35,732
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-B	3.160%	12/16/24	10,430	10,753
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	9/15/25	7,290	7,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nissan Auto Receivables Owner Trust Class A4 Series 2019-B	2.540%	12/15/25	20,100	20,923
[4,7]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,360	7,719
[4,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	0.996%	1/16/60	6,802	6,811
[4,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.116%	6/20/60	3,515	3,513
[4,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	1.066%	8/18/60	2,828	2,826
[4,7]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	7,720	7,824
[4,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	1.056%	11/25/65	13,435	13,527
[4,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	0.960%	12/5/59	8,526	8,536
[4,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	0.961%	4/10/50	1,816	1,815
[4,6,7]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	0.911%	11/10/49	7,580	7,593
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	4.536%	9/25/36	2,713	2,150
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.599%	8/25/36	7,283	6,504
[4]	Santander Drive Auto Receivables Trust Class C Series 2018-1	2.960%	3/15/24	1,574	1,575
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	18,750	19,010
[4]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,550	11,640
[4]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	13,940	13,921
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	40,900	42,051
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	21,750	22,537
[4]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	35,530	36,512
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	26,579
[4]	Santander Drive Auto Receivables Trust Class D Series 2021-1	1.130%	11/16/26	17,230	17,172
[4,7]	Santander Retail Auto Lease Trust Class A3 Series 2020-A	1.740%	7/20/23	44,500	45,293
[4,7]	Santander Retail Auto Lease Trust Class A4 Series 2020-A	1.760%	3/20/24	11,250	11,501
[4,7]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	9,206
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,784
[4,7]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	17,875
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-1A	3.298%	11/25/22	4,284	4,321
[4,7]	Securitized Term Auto Receivables Trust Class A4 Series 2018-2A	3.544%	6/26/23	6,450	6,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	SLM Private Education Loan Trust Class B Series 2014-A	3.500%	11/15/44	4,100	4,133
[4,7]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	5,855	6,015
[4,7]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	12,389	12,857
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-A	3.500%	2/15/36	42,218	44,657
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	16,671	17,609
[4,7]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	19,721	20,914
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-B, 1M USD LIBOR + 1.450%	1.565%	2/17/32	5,557	5,633
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2016-C, 1M USD LIBOR + 1.100%	1.215%	9/15/34	6,375	6,427
[4,6,7]	SMB Private Education Loan Trust Class A2B Series 2017-A, 1M USD LIBOR + 0.900%	1.015%	9/15/34	8,860	8,921
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	1.056%	1/25/39	844	848
[4,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	0.706%	7/25/40	459	459
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-C	2.360%	12/27/32	1,624	1,643
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	2,512	2,553
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	661	668
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	8,175	8,342
[4,7]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	10,769	11,052
[4,7]	SoFi Professional Loan Program LLC Class A2BSeries 2016-B	2.740%	10/25/32	1,782	1,803
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	4,561	4,625
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	5,827	5,952
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	7,020	7,165
[4,7]	SoFi Professional Loan Program LLC Class A2FX Series 2019-B	3.090%	8/17/48	14,110	14,514
[4,7]	SoFi Professional Loan Program Trust Class A1FX Series 2020-A	2.060%	5/15/46	16,888	16,947
[4]	Synchrony Credit Card Master Note Trust Class C Series 2016-2C	2.950%	5/15/24	10,715	10,723
[4]	Synchrony Credit Card Master Note Trust Class C Series 2017-2	3.010%	10/15/25	13,000	13,447
[4,7]	Taco Bell Funding LLC Class A23 Series 2019-1A	4.970%	5/25/46	5,250	5,690
[4,7]	Taco Bell Funding LLC Class A2II Series 2016-1A	4.377%	5/25/46	8,233	8,238
[4,7]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,643
[4,7]	Tesla Auto Lease Trust Class C Series 2018-B	4.360%	10/20/21	10,340	10,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,7]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	3,040
[4,7]	Tidewater Auto Receivables Trust Class C Series 2018-AA	3.840%	11/15/24	4,298	4,327
[4,7]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	2,059	2,088
[4,7]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	25,775
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,793
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	17,729
[4,7]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	40,059
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-A	3.000%	5/15/24	4,880	5,054
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2019-D	1.990%	2/18/25	9,410	9,721
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-A	1.680%	5/15/25	29,200	30,004
[4,7]	Toyota Lease Owner Trust Class A4 Series 2021-A	0.500%	8/20/25	6,310	6,312
[4,7]	Trafigura Securitisation Finance plc Class A2 Series 2018-1A	3.730%	3/15/22	49,490	50,061
[4,7]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	21,060	21,948
[4,7]	TRIP Rail Master Funding LLC Class A1 Series 2017-1A	2.709%	8/15/47	362	362
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	6,057
[4]	UBS Commercial Mortgage Trust Class AS Series 2012-C1	4.171%	5/10/45	1,250	1,281
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	6,437
[4,7]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	25,038	24,973
[4]	UBS-Barclays Commercial Mortgage Trust Class A4 Series 2013-C6	3.244%	4/10/46	7,560	7,857
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,392
[4]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,635	17,107
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	18,092
[4]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	12,480	12,490
[4]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-1	3.150%	7/22/24	6,970	7,097
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	2.757%	9/25/33	456	455
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.565%	1/25/33	82	81
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	2.707%	8/25/33	311	324
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2015-C30	3.411%	9/15/58	20,694	22,436
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	8,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	35,662	38,020
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C27	3.190%	2/15/48	31,074	32,739
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C29	3.637%	6/15/48	31,072	34,034
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	20,610	22,638
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-LC22	3.839%	9/15/58	23,212	25,688
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	9,590	10,404
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	6,142
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,753
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,731
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,905
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	3,517
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC16	3.817%	8/15/50	33,030	35,673
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2014-LC18	3.405%	12/15/47	31,300	33,821
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2012-LC5	3.539%	10/15/45	1,650	1,704
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.405%	7/15/46	4,906	5,151
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	7,556
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	18,904
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	9,450
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	8,886
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	6,241
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	5,505
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.694%	9/15/58	14,300	14,901
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	6,206
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	2.778%	10/25/36	3,436	3,235
[4,7]	Wendy's Funding LLC Class A21 Series 2018-1A	3.573%	3/15/48	6,279	6,401
[4,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.880%	8/10/31	35,485	37,104
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	15,992
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	10,497
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C19	3.829%	3/15/47	19,900	21,228
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	1,648	1,746

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C23	3.650%	10/15/57	11,720	12,655
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	2,586	2,761
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C16	4.415%	9/15/46	14,650	15,833
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	27,830	30,123
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C19	4.101%	3/15/47	23,553	25,547
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C20	3.995%	5/15/47	22,461	24,350
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	45,404	49,009
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C23	3.917%	10/15/57	10,655	11,648
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C24	3.607%	11/15/47	17,438	18,863
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-LC14	4.045%	3/15/47	37,269	40,221
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2012-C9	3.388%	11/15/45	2,860	2,951
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,323
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	7,656
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	5.023%	12/15/46	5,775	6,093
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	10,778
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,362
[4]	World Omni Auto Receivables Trust Class A4 Series 2018-D	3.440%	12/16/24	3,660	3,822
[4]	World Omni Auto Receivables Trust Class A4 Series 2019-A	3.220%	6/16/25	6,060	6,320
[4]	World Omni Auto Receivables Trust Class B Series 2018-A	2.890%	4/15/25	8,670	8,856
[4]	World Omni Auto Receivables Trust Class B Series 2019-B	2.860%	6/16/25	5,210	5,427
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,415
[4]	World Omni Auto Receivables Trust Class B Series 2020-C	0.870%	10/15/26	8,950	8,972
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,948
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $6,525,440)					6,758,168
Corporate Bonds (73.6%)
Communications (5.5%)
	AT&T Inc.	0.000%	11/16/21	43,730	43,633
	AT&T Inc.	0.000%	12/14/21	132,250	131,899
	AT&T Inc.	0.000%	12/16/21	169,800	169,343
	AT&T Inc.	3.000%	6/30/22	28,769	29,515
	AT&T Inc.	2.625%	12/1/22	9,800	10,100
[8]	AT&T Inc.	1.950%	9/15/23	14,505	18,211
	AT&T Inc.	4.050%	12/15/23	3,985	4,351
	AT&T Inc.	0.900%	3/25/24	291,305	291,975
	AT&T Inc.	4.450%	4/1/24	2,710	2,982
	AT&T Inc.	3.950%	1/15/25	9,750	10,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.400%	5/15/25	24,729	26,936
	AT&T Inc.	3.600%	7/15/25	1,690	1,855
	AT&T Inc.	1.700%	3/25/26	204,870	205,786
[8]	Booking Holdings Inc.	0.100%	3/8/25	23,876	28,802
	Booking Holdings Inc.	3.600%	6/1/26	16,000	17,669
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	251,829	262,075
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	79,877	87,303
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	167,729	190,664
[7]	Cogent Communications	3.500%	5/1/26	3,085	3,085
	Comcast Corp.	3.600%	3/1/24	820	892
	Comcast Corp.	3.700%	4/15/24	78,036	85,069
	Comcast Corp.	3.375%	2/15/25	23,821	26,007
	Comcast Corp.	3.375%	8/15/25	95,599	104,831
	Comcast Corp.	3.950%	10/15/25	53,093	59,598
[7]	Cox Communications Inc.	3.150%	8/15/24	27,090	29,008
	CSC Holdings LLC	6.750%	11/15/21	4,888	5,022
[7]	CSC Holdings LLC	5.375%	2/1/28	4,745	4,996
[7]	CSC Holdings LLC	7.500%	4/1/28	1,100	1,212
[7]	CSC Holdings LLC	4.625%	12/1/30	4,395	4,297
[7]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	16,320
[8]	Deutsche Telekom International Finance BV	0.875%	1/30/24	2,600	3,215
	Discovery Communications LLC	2.950%	3/20/23	55,062	57,438
	Discovery Communications LLC	3.800%	3/13/24	55,944	60,308
	Discovery Communications LLC	3.900%	11/15/24	28,005	30,538
	Discovery Communications LLC	3.450%	3/15/25	1,133	1,218
	Discovery Communications LLC	3.950%	6/15/25	3,180	3,482
	Discovery Communications LLC	4.900%	3/11/26	38,190	43,670
[7]	Expedia Group Inc.	3.600%	12/15/23	4,840	5,153
[7]	Expedia Group Inc.	6.250%	5/1/25	2,920	3,398
	Fox Corp.	3.666%	1/25/22	45,434	46,532
	Fox Corp.	4.030%	1/25/24	46,216	50,167
	Fox Corp.	3.050%	4/7/25	61,451	65,729
[7]	Frontier Communications Corp.	5.875%	10/15/27	988	1,050
[7]	Frontier Communications Corp.	5.000%	5/1/28	5,208	5,325
[7]	Frontier Communications Corp.	6.750%	5/1/29	1,855	1,955
[9]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	27,947
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	37,125	37,652
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	7,312
	Lamar Media Corp.	3.750%	2/15/28	1,335	1,347
	Level 3 Financing Inc.	5.250%	3/15/26	1,523	1,569
[7]	Level 3 Financing Inc.	4.625%	9/15/27	2,760	2,845
[7]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,501
[7]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	2,279
[7]	Netflix Inc.	3.625%	6/15/25	11,303	12,164
	Netflix Inc.	5.875%	11/15/28	354	431
[7]	Nexstar Broadcasting Inc.	5.625%	7/15/27	3,875	4,093
[7]	Nexstar Broadcasting Inc.	4.750%	11/1/28	2,898	2,950
[7]	NTT Finance Corp.	0.583%	3/1/24	45,780	45,706
[7]	NTT Finance Corp.	1.162%	4/3/26	49,445	49,070
	Omnicom Group Inc.	3.625%	5/1/22	44,985	46,342
[8]	Orange SA	3.125%	1/9/24	1,100	1,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	1,830	1,847
	Qwest Corp.	6.750%	12/1/21	33,857	34,919
	Rogers Communications Inc.	3.000%	3/15/23	1,180	1,227
[7]	Scripps Escrow II Inc.	3.875%	1/15/29	1,058	1,050
[7]	Sirius XM Radio Inc.	4.625%	7/15/24	7,470	7,685
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	700	733
[7]	Sky Ltd.	3.125%	11/26/22	49,610	51,717
[7]	Sky Ltd.	3.750%	9/16/24	48,460	53,231
	Sprint Corp.	7.125%	6/15/24	10,496	12,127
	Sprint Corp.	7.625%	3/1/26	3,640	4,464
[7]	Tegna Inc.	4.750%	3/15/26	3,755	4,001
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	9,967
	T-Mobile USA Inc.	6.000%	3/1/23	25,187	25,393
[7]	T-Mobile USA Inc.	3.500%	4/15/25	266,502	288,892
	T-Mobile USA Inc.	4.500%	2/1/26	9,536	9,772
[7]	T-Mobile USA Inc.	1.500%	2/15/26	38,600	38,669
	T-Mobile USA Inc.	2.250%	2/15/26	9,980	10,048
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	6,200	6,399
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	60
[7]	Twitter Inc.	3.875%	12/15/27	1,786	1,879
[10]	Verizon Communications Inc.	3.500%	2/17/23	13,960	11,292
	Verizon Communications Inc.	5.150%	9/15/23	24,771	27,330
	Verizon Communications Inc.	4.150%	3/15/24	10,600	11,565
	Verizon Communications Inc.	0.750%	3/22/24	88,865	89,250
	Verizon Communications Inc.	3.500%	11/1/24	19,300	20,967
	Verizon Communications Inc.	3.376%	2/15/25	50,112	54,663
[8]	Verizon Communications Inc.	0.875%	4/2/25	1,200	1,492
	Verizon Communications Inc.	0.850%	11/20/25	142,920	140,978
	Verizon Communications Inc.	1.450%	3/20/26	99,525	100,109
[7]	Verizon Communications Inc.	1.680%	10/30/30	4,509	4,221
[6,10]	Verizon Communications Inc., 3M Australian Bank Bill Rate + 1.220%	1.230%	2/17/23	33,310	25,903
	ViacomCBS Inc.	3.875%	4/1/24	50,818	54,862
	ViacomCBS Inc.	3.500%	1/15/25	10,700	11,531
	ViacomCBS Inc.	4.750%	5/15/25	154,386	174,979
	Vodafone Group plc	3.750%	1/16/24	161,276	175,060
	Vodafone Group plc	4.125%	5/30/25	22,338	25,002
[8]	Vodafone Group plc	1.125%	11/20/25	1,400	1,766
[6,10]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.087%	12/13/22	4,360	3,373
	Walt Disney Co.	0.000%	9/15/21	9,700	9,689
	Walt Disney Co.	0.000%	10/1/21	9,700	9,688
	Walt Disney Co.	1.750%	8/30/24	108,787	112,533
	Walt Disney Co.	3.700%	9/15/24	5,090	5,561
	Walt Disney Co.	3.350%	3/24/25	67,423	73,447
	WPP Finance 2010	3.625%	9/7/22	1,045	1,088
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	4,140	4,110
[7]	Zayo Group Holdings Inc.	6.125%	3/1/28	1,547	1,597
					4,214,173
Consumer Discretionary (5.2%)
[7]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	2,210	2,240
[7]	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	810	794
	Amazon.com Inc.	5.200%	12/3/25	22,140	26,186
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	1,000	1,019
[8]	American Honda Finance Corp.	0.350%	8/26/22	38,005	46,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	2.050%	1/10/23	9,900	10,186
	American Honda Finance Corp.	1.950%	5/10/23	66,050	68,057
	American Honda Finance Corp.	0.875%	7/7/23	72,000	72,698
	American Honda Finance Corp.	0.650%	9/8/23	7,500	7,541
	American Honda Finance Corp.	3.625%	10/10/23	112,000	120,526
	American Honda Finance Corp.	2.900%	2/16/24	7,400	7,864
	American Honda Finance Corp.	2.400%	6/27/24	33,500	35,286
	American Honda Finance Corp.	0.550%	7/12/24	158,100	157,771
	American Honda Finance Corp.	2.150%	9/10/24	43,628	45,643
[8]	American Honda Finance Corp.	1.950%	10/18/24	14,575	18,717
	American Honda Finance Corp.	1.200%	7/8/25	47,476	47,812
	Asbury Automotive Group Inc.	4.500%	3/1/28	2,938	3,035
	Asbury Automotive Group Inc.	4.750%	3/1/30	615	643
	AutoZone Inc.	2.875%	1/15/23	2,584	2,673
	AutoZone Inc.	3.625%	4/15/25	50,197	54,942
[7]	BMW U.S. Capital LLC	0.800%	4/1/24	20,000	20,094
	BorgWarner Inc.	3.375%	3/15/25	11,300	12,289
[7]	Boyd Gaming Corp.	8.625%	6/1/25	6,078	6,730
[7]	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	4,220	4,492
[7]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,574
[7]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	602	634
[7]	Carnival Corp.	11.500%	4/1/23	2,543	2,921
[7]	Carnival Corp.	5.750%	3/1/27	4,290	4,528
[7]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	4,970	5,217
[7]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,818
[7]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,917
[7]	Clarios Global LP	6.750%	5/15/25	2,523	2,708
[7]	Clarios Global LP / Clarios US Finance Co.	6.250%	5/15/26	1,800	1,910
[7]	Daimler Finance North America LLC	1.750%	3/10/23	8,000	8,168
[7]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	27,992
[7]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	122,310
[7]	Daimler Finance North America LLC	2.700%	6/14/24	38,000	40,027
	DR Horton Inc.	2.600%	10/15/25	24,000	25,376
[7]	ERAC USA Finance LLC	2.700%	11/1/23	54,880	57,561
[7]	ERAC USA Finance LLC	3.850%	11/15/24	7,740	8,490
[7]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	3,224
	Ford Motor Co.	8.500%	4/21/23	3,604	4,037
	Ford Motor Credit Co. LLC	3.087%	1/9/23	5,500	5,610
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	2,999
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,260
	Ford Motor Credit Co. LLC	3.375%	11/13/25	15,400	15,780
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5,923	6,192
	Ford Motor Credit Co. LLC	3.815%	11/2/27	1,763	1,814
	General Motors Co.	4.875%	10/2/23	32,904	36,010
	General Motors Co.	5.400%	10/2/23	55,240	61,122
	General Motors Co.	6.125%	10/1/25	84,477	100,247
	General Motors Financial Co. Inc.	4.375%	9/25/21	59,030	59,942
	General Motors Financial Co. Inc.	4.200%	11/6/21	43,800	44,628
	General Motors Financial Co. Inc.	3.450%	4/10/22	15,908	16,267
	General Motors Financial Co. Inc.	3.150%	6/30/22	4,900	5,030
	General Motors Financial Co. Inc.	3.250%	1/5/23	19,510	20,302
	General Motors Financial Co. Inc.	5.200%	3/20/23	108,150	117,093
	General Motors Financial Co. Inc.	4.250%	5/15/23	36,300	38,781
	General Motors Financial Co. Inc.	4.150%	6/19/23	5,500	5,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	50,043
	General Motors Financial Co. Inc.	1.050%	3/8/24	34,500	34,565
	General Motors Financial Co. Inc.	3.950%	4/13/24	24,350	26,320
	General Motors Financial Co. Inc.	3.500%	11/7/24	52,385	56,417
	General Motors Financial Co. Inc.	2.900%	2/26/25	32,344	34,136
	General Motors Financial Co. Inc.	4.350%	4/9/25	54,475	60,407
	General Motors Financial Co. Inc.	2.750%	6/20/25	16,553	17,403
	General Motors Financial Co. Inc.	4.300%	7/13/25	6,000	6,644
	General Motors Financial Co. Inc.	1.250%	1/8/26	65,300	64,454
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	2,510	2,828
	Harley-Davidson Financial Services Inc.	0.000%	5/13/21	29,500	29,496
[7]	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	28,944	29,423
[7]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	15,401
[7]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	3,183	3,349
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	925
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/29	4,835	4,859
[7]	International Game Technology plc	4.125%	4/15/26	1,855	1,911
[7]	International Game Technology plc	6.250%	1/15/27	540	606
[7]	Ken Garff Automotive LLC	4.875%	9/15/28	789	797
	Lennar Corp.	5.375%	10/1/22	7,465	7,939
	Lennar Corp.	4.875%	12/15/23	10,500	11,490
	Lennar Corp.	4.500%	4/30/24	5,650	6,177
	Lennar Corp.	4.750%	5/30/25	22,084	24,826
	Lennar Corp.	5.250%	6/1/26	700	808
[7]	Lithia Motors Inc.	5.250%	8/1/25	3,387	3,503
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	8,850	9,825
[7]	Live Nation Entertainment Inc.	4.750%	10/15/27	2,251	2,272
[7]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,640
	Lowe's Cos. Inc.	3.125%	9/15/24	7,405	7,953
	Marriott International Inc.	5.750%	5/1/25	31,975	36,824
	Marriott International Inc.	3.750%	10/1/25	15,325	16,496
	McDonald's Corp.	3.350%	4/1/23	9,000	9,489
	McDonald's Corp.	3.375%	5/26/25	11,755	12,796
	McDonald's Corp.	3.300%	7/1/25	50,201	54,675
	McDonald's Corp.	1.450%	9/1/25	24,300	24,719
[7]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,824
[7]	Nissan Motor Acceptance Corp.	1.900%	9/14/21	11,962	12,009
[7]	Nissan Motor Acceptance Corp.	3.650%	9/21/21	17,140	17,325
[7]	Nissan Motor Acceptance Corp.	1.050%	3/8/24	51,000	50,986
[7]	Nissan Motor Acceptance Corp.	2.000%	3/9/26	37,000	37,117
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	109,930
[7]	Nissan Motor Co. Ltd.	3.522%	9/17/25	108,300	115,703
[7]	Petsmart Inc.	4.750%	2/15/28	1,765	1,819
	PulteGroup Inc.	5.500%	3/1/26	2,323	2,728
	PulteGroup Inc.	5.000%	1/15/27	1,310	1,527
	Ralph Lauren Corp.	1.700%	6/15/22	8,830	8,973
	Ross Stores Inc.	0.875%	4/15/26	43,000	42,019
[7]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	592	680
[7]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	596	657
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	1,185	1,373
	TJX Cos. Inc.	3.500%	4/15/25	39,000	42,694
	TJX Cos. Inc.	2.250%	9/15/26	2,011	2,116
	Toll Brothers Finance Corp.	4.875%	3/15/27	4,860	5,505
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,734
	Toyota Motor Credit Corp.	2.700%	1/11/23	7,080	7,369
	Toyota Motor Credit Corp.	2.900%	3/30/23	93,300	97,938
	Toyota Motor Credit Corp.	0.400%	4/6/23	68,000	68,264
	Toyota Motor Credit Corp.	0.500%	8/14/23	27,045	27,137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.350%	8/25/23	72,000	73,560
	Toyota Motor Credit Corp.	3.450%	9/20/23	97,255	104,233
	Toyota Motor Credit Corp.	0.450%	1/11/24	54,300	54,280
	Toyota Motor Credit Corp.	2.900%	4/17/24	2,130	2,276
	Toyota Motor Credit Corp.	1.800%	2/13/25	66	68
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	42,150
	Toyota Motor Credit Corp.	0.800%	10/16/25	73,500	72,968
[8]	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	12,145	14,903
	Tri Pointe Homes Inc.	5.700%	6/15/28	3,005	3,342
[7]	Vail Resorts Inc.	6.250%	5/15/25	7,353	7,815
[8]	Volkswagen Bank GmbH	0.750%	6/15/23	14,510	17,741
[8]	Volkswagen Financial Services AG	2.500%	4/6/23	29,070	36,668
[8]	Volkswagen Financial Services AG	0.875%	4/12/23	14,500	17,747
[10]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	22,620	18,158
[7]	Volkswagen Group of America Finance LLC	2.500%	9/24/21	19,100	19,257
[7]	Volkswagen Group of America Finance LLC	4.000%	11/12/21	63,563	64,771
[7]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	40,000	40,992
[7]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	75,020	77,334
[7]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	48,179
[7]	Volkswagen Group of America Finance LLC	3.125%	5/12/23	36,400	38,196
[7]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	19,240
[7]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	104,315	104,776
[7]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,866
[7]	Volkswagen Group of America Finance LLC	1.250%	11/24/25	89,250	88,834
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	34,126
[7]	William Carter Co.	5.500%	5/15/25	3,706	3,921
[7]	Williams Scotsman International Inc.	4.625%	8/15/28	2,530	2,587
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	2,273
[7]	Yum! Brands Inc.	7.750%	4/1/25	1,785	1,950
					3,986,727
Consumer Staples (3.5%)
[7]	7-Eleven Inc.	0.625%	2/10/23	30,650	30,679
[7]	7-Eleven Inc.	0.800%	2/10/24	98,000	97,866
[7]	7-Eleven Inc.	0.950%	2/10/26	47,900	47,020
[7]	Alimentation Couche-Tard Inc.	2.700%	7/26/22	59,525	61,167
[8]	Altria Group Inc.	1.000%	2/15/23	29,015	35,380
	Altria Group Inc.	2.350%	5/6/25	45,082	47,075
[8]	Altria Group Inc.	1.700%	6/15/25	9,705	12,209
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	14,700	16,237
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	199,381	222,396
	BAT Capital Corp.	3.222%	8/15/24	62,144	66,122
[9]	BAT Capital Corp.	2.125%	8/15/25	9,705	13,739
	BAT Capital Corp.	3.215%	9/6/26	6,000	6,352
	BAT Capital Corp.	4.700%	4/2/27	10,000	11,277
[9]	BAT International Finance plc	1.750%	7/5/21	14,538	20,095
[8]	BAT International Finance plc	2.750%	3/25/25	1,000	1,309
[7]	BAT International Finance plc	3.950%	6/15/25	75,200	82,468
	BAT International Finance plc	1.668%	3/25/26	52,450	52,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bunge Ltd. Finance Corp. Co.	1.630%	8/17/25	6,310	6,386
	Campbell Soup Co.	3.650%	3/15/23	47,173	49,867
	Campbell Soup Co.	3.950%	3/15/25	20,300	22,392
[8]	Carrefour SA	1.250%	6/3/25	1,325	1,667
[8]	CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	14,550	17,924
[7,11]	Coca-Cola European Partners plc	0.500%	5/5/23	16,000	15,997
	Conagra Brands Inc.	4.300%	5/1/24	10,000	11,035
	Constellation Brands Inc.	2.650%	11/7/22	33,800	34,851
	Constellation Brands Inc.	3.200%	2/15/23	11,450	11,976
	Constellation Brands Inc.	4.250%	5/1/23	78,574	84,211
	Constellation Brands Inc.	4.750%	11/15/24	11,550	13,058
	Constellation Brands Inc.	4.400%	11/15/25	18,588	21,045
	Dollar General Corp.	3.250%	4/15/23	15,626	16,373
	Dollar Tree Inc.	3.700%	5/15/23	25,270	26,819
	General Mills Inc.	2.600%	10/12/22	27,900	28,733
	General Mills Inc.	3.700%	10/17/23	12,000	12,903
[8]	General Mills Inc.	0.450%	1/15/26	1,100	1,340
	Grupo Bimbo SAB de CV	4.500%	1/25/22	3,128	3,210
[7]	Grupo Bimbo SAB de CV	4.500%	1/25/22	2,781	2,854
	Hershey Co.	0.900%	6/1/25	8,900	8,894
	JM Smucker Co.	3.500%	3/15/25	15,800	17,232
	Kellogg Co.	2.650%	12/1/23	8,000	8,424
[8]	Kellogg Co.	1.250%	3/10/25	1,400	1,756
	Keurig Dr Pepper Inc.	3.551%	5/25/21	53,737	53,840
	Keurig Dr Pepper Inc.	4.057%	5/25/23	51,829	55,471
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	16,253
	Keurig Dr Pepper Inc.	0.750%	3/15/24	44,000	44,014
	Keurig Dr Pepper Inc.	4.417%	5/25/25	48,900	55,040
	Kimberly-Clark Corp.	3.050%	8/15/25	4,800	5,197
	Kraft Heinz Foods Co.	3.875%	5/15/27	15,112	16,447
	Kroger Co.	3.400%	4/15/22	16,260	16,612
	Kroger Co.	2.800%	8/1/22	35,058	36,065
	Kroger Co.	3.850%	8/1/23	3,400	3,633
	Kroger Co.	4.000%	2/1/24	20,700	22,435
[7]	Lamb Weston Holdings Inc.	4.625%	11/1/24	7,283	7,554
[7]	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,924	1,998
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,433
	McCormick & Co. Inc.	2.700%	8/15/22	5,900	6,063
	McCormick & Co. Inc.	3.150%	8/15/24	10,250	10,980
[7]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	98,580	103,250
	Mondelez International Inc.	0.625%	7/1/22	42,500	42,634
	Mondelez International Inc.	1.500%	5/4/25	61,425	62,718
[8]	Nestle Finance International Ltd.	0.375%	1/18/24	4,900	5,986
[7]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	16,014
[8]	PepsiCo Inc.	0.250%	5/6/24	15,180	18,491
	PepsiCo Inc.	2.250%	3/19/25	6,935	7,317
[7]	Performance Food Group Inc.	5.500%	6/1/24	6,771	6,780
[7]	Performance Food Group Inc.	6.875%	5/1/25	997	1,065
[7]	Performance Food Group Inc.	5.500%	10/15/27	3,960	4,171
[7]	Pernod Ricard SA	4.250%	7/15/22	18,900	19,719
	Philip Morris International Inc.	2.625%	3/6/23	4,320	4,501
	Philip Morris International Inc.	1.125%	5/1/23	19,700	20,001
	Philip Morris International Inc.	2.875%	5/1/24	9,000	9,577
	Philip Morris International Inc.	1.500%	5/1/25	35,300	35,997
	Philip Morris International Inc.	0.875%	5/1/26	34,000	33,448
[7]	Post Holdings Inc.	5.750%	3/1/27	700	734
[8]	Procter & Gamble Co.	1.125%	11/2/23	4,400	5,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	127,848	130,571
[7]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	170,933	180,780
	Reynolds American Inc.	4.450%	6/12/25	135,038	150,322
	Sysco Corp.	2.600%	6/12/22	11,585	11,852
	Sysco Corp.	5.650%	4/1/25	20,800	24,335
	Tyson Foods Inc.	4.500%	6/15/22	16,769	17,365
	Tyson Foods Inc.	3.900%	9/28/23	20,328	21,873
	Tyson Foods Inc.	3.950%	8/15/24	88,199	96,345
	Unilever Capital Corp.	2.600%	5/5/24	40,330	42,750
[8]	Unilever Finance Netherlands BV	0.500%	8/12/23	4,250	5,201
[7]	Viterra Finance BV	2.000%	4/21/26	19,750	19,662
	Walmart Inc.	3.300%	4/22/24	1,970	2,124
	Walmart Inc.	3.050%	7/8/26	414	453
					2,698,074
Energy (6.9%)
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	2.773%	12/15/22	63,714	66,010
	BP Capital Markets America Inc.	2.520%	9/19/22	20,225	20,801
	BP Capital Markets America Inc.	2.750%	5/10/23	71,181	74,530
	BP Capital Markets America Inc.	3.216%	11/28/23	52,995	56,475
	BP Capital Markets America Inc.	3.790%	2/6/24	63,231	68,555
	BP Capital Markets America Inc.	3.224%	4/14/24	48,592	52,133
	BP Capital Markets America Inc.	3.194%	4/6/25	40,652	43,943
	BP Capital Markets plc	2.500%	11/6/22	8,655	8,937
	BP Capital Markets plc	3.814%	2/10/24	35,810	39,021
	BP Capital Markets plc	3.535%	11/4/24	16,530	18,116
	BP Capital Markets plc	3.506%	3/17/25	10,360	11,356
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,346
	Canadian Natural Resources Ltd.	2.950%	1/15/23	50,064	51,937
	Canadian Natural Resources Ltd.	3.800%	4/15/24	13,002	13,969
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,780	13,866
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,252	18,636
	Cenovus Energy Inc.	3.950%	4/15/22	1,410	1,441
	Cenovus Energy Inc.	3.000%	8/15/22	7,465	7,637
	Cenovus Energy Inc.	5.375%	7/15/25	50,692	57,602
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	131,309	151,238
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	70,183	80,422
[7]	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,821
	Chevron Corp.	1.554%	5/11/25	85,696	87,894
	Chevron USA Inc.	3.900%	11/15/24	15,800	17,431
	Chevron USA Inc.	0.687%	8/12/25	39,870	39,480
	Cimarex Energy Co.	4.375%	6/1/24	6,805	7,421
	CNPC General Capital Ltd.	3.950%	4/19/22	2,147	2,209
[7]	CNX Resources Corp.	7.250%	3/14/27	4,850	5,237
	ConocoPhillips Co.	2.400%	12/15/22	20,537	21,099
	ConocoPhillips Co.	4.950%	3/15/26	36,985	43,180
[7]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	2,820	2,919
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,969
	Diamondback Energy Inc.	0.900%	3/24/23	20,915	20,924
	Diamondback Energy Inc.	2.875%	12/1/24	83,007	87,963
	Diamondback Energy Inc.	4.750%	5/31/25	9,395	10,586
	Ecopetrol SA	5.875%	9/18/23	25,280	27,796
	Ecopetrol SA	5.375%	6/26/26	16,809	18,874
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	24,172
	Empresa Nacional del Petroleo	3.750%	8/5/26	8,245	8,676
	Empresa Nacional del Petroleo	5.250%	11/6/29	7,686	8,596
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	7,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Energy Partners LP	5.875%	10/15/25	10,441	12,377
	Enbridge Inc.	2.900%	7/15/22	12,898	13,245
	Enbridge Inc.	4.000%	10/1/23	32,750	35,096
	Enbridge Inc.	3.500%	6/10/24	25,732	27,595
	Enbridge Inc.	2.500%	1/15/25	33,290	34,854
[7]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	1,196	1,274
	Energy Transfer LP	5.200%	2/1/22	41,415	42,352
	Energy Transfer LP	3.450%	1/15/23	16,340	16,950
	Energy Transfer LP	3.600%	2/1/23	2,916	3,034
	Energy Transfer LP	4.250%	3/15/23	39,423	41,528
	Energy Transfer LP	4.200%	9/15/23	42,572	45,594
	Energy Transfer LP	5.875%	1/15/24	33,215	36,959
	Energy Transfer LP	4.900%	2/1/24	40,324	44,088
	Energy Transfer LP	4.250%	4/1/24	43,668	47,263
	Energy Transfer LP	4.500%	4/15/24	37,544	41,235
	Energy Transfer LP	4.050%	3/15/25	14,298	15,489
	Energy Transfer LP	2.900%	5/15/25	1,940	2,039
	Energy Transfer LP	4.750%	1/15/26	3,155	3,522
	Energy Transfer LP / Regency Energy Finance Corp.	5.875%	3/1/22	83,408	85,927
	Energy Transfer LP / Regency Energy Finance Corp.	5.000%	10/1/22	85,463	89,651
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	76,002	81,786
[7]	Eni SPA	4.000%	9/12/23	77,305	82,988
[7]	EnLink Midstream LLC	5.625%	1/15/28	865	894
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	30,827
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	34,718
	EOG Resources Inc.	2.625%	3/15/23	14,711	15,242
	EOG Resources Inc.	3.150%	4/1/25	29,057	31,243
[7]	EQM Midstream Partners LP	6.000%	7/1/25	2,905	3,172
[7]	EQM Midstream Partners LP	4.500%	1/15/29	1,310	1,301
	EQT Corp.	3.000%	10/1/22	1,116	1,135
	EQT Corp.	5.000%	1/15/29	3,660	3,996
	Equinor ASA	3.150%	1/23/22	2,000	2,042
[8]	Exxon Mobil Corp.	0.142%	6/26/24	29,015	35,154
	Exxon Mobil Corp.	2.019%	8/16/24	66,030	69,021
	Exxon Mobil Corp.	2.709%	3/6/25	7,378	7,864
	Exxon Mobil Corp.	2.992%	3/19/25	80,438	86,642
	Exxon Mobil Corp.	2.275%	8/16/26	538	565
	Gazprom PJSC Via Gaz Capital SA	6.510%	3/7/22	9,480	9,915
[8]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	3,283
[8]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	19,667
[8]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	4,196
	Harvest Operations Corp.	3.000%	9/21/22	2,875	2,976
[7]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	2,095	2,138
[7]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	3,604
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	9,647	9,717
	Kinder Morgan Energy Partners LP	4.150%	3/1/22	3,695	3,808
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	77,198	80,103
	Kinder Morgan Energy Partners LP	3.450%	2/15/23	32,549	34,001
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	10,068	10,668
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	11,934
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	16,684	18,237
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,663
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	92,065
[7]	Kinder Morgan Inc.	5.625%	11/15/23	24,815	27,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	28,864
	Marathon Petroleum Corp.	4.500%	5/1/23	80,322	86,093
	Marathon Petroleum Corp.	4.750%	12/15/23	52,092	57,138
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	34,380
	Marathon Petroleum Corp.	4.700%	5/1/25	67,262	75,941
[7]	MEG Energy Corp.	6.500%	1/15/25	13,173	13,623
[7]	Midwest Connector Capital Co. LLC	3.625%	4/1/22	67,868	68,830
	MPLX LP	3.500%	12/1/22	41,490	43,231
	MPLX LP	3.375%	3/15/23	15,115	15,842
	MPLX LP	4.875%	12/1/24	29,939	33,571
	MPLX LP	4.875%	6/1/25	6,100	6,885
	MPLX LP	1.750%	3/1/26	43,550	43,866
	Nustar Logistics LP	5.750%	10/1/25	4,110	4,424
	Occidental Petroleum Corp.	3.500%	6/15/25	3,465	3,476
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,873
	Occidental Petroleum Corp.	3.400%	4/15/26	1,110	1,098
	Occidental Petroleum Corp.	3.200%	8/15/26	4,463	4,359
	ONEOK Inc.	2.750%	9/1/24	43,924	46,235
	ONEOK Inc.	2.200%	9/15/25	10,581	10,870
	ONEOK Partners LP	3.375%	10/1/22	4,801	4,957
	ONEOK Partners LP	5.000%	9/15/23	26,043	28,286
	ONEOK Partners LP	4.900%	3/15/25	9,680	10,829
	Ovintiv Exploration Inc.	5.750%	1/30/22	19,510	20,095
	Ovintiv Exploration Inc.	5.625%	7/1/24	8,776	9,778
	Ovintiv Inc.	3.900%	11/15/21	4,860	4,905
	Pertamina Persero PT	4.875%	5/3/22	31,389	32,670
	Pertamina Persero PT	4.300%	5/20/23	50,622	53,886
	Petronas Capital Ltd.	3.125%	3/18/22	12,520	12,802
	Petronas Capital Ltd.	7.875%	5/22/22	10,234	11,017
[7]	Petronas Capital Ltd.	3.500%	4/21/30	5,835	6,313
	Phillips 66	3.700%	4/6/23	23,599	24,998
	Phillips 66	0.900%	2/15/24	24,185	24,204
	Phillips 66	3.850%	4/9/25	13,675	15,025
	Phillips 66 Partners LP	3.605%	2/15/25	18,848	20,270
	Pioneer Natural Resources Co.	0.750%	1/15/24	29,110	29,125
	Pioneer Natural Resources Co.	1.125%	1/15/26	19,460	19,202
	Pioneer Natural Resources Co.	4.450%	1/15/26	39,765	44,978
	Plains All American Pipeline LP / PAA Finance Corp.	3.650%	6/1/22	29,874	30,541
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	19,612
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	11,437	12,181
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	10,505	11,646
[7]	Rattler Midstream LP	5.625%	7/15/25	1,053	1,108
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	53,378	55,200
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	83,467	90,303
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	60,549	68,377
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	97,746	112,109
	Saudi Arabian Oil Co.	2.875%	4/16/24	13,400	14,165
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	9,590	9,717
	Shell International Finance BV	2.000%	11/7/24	121,255	126,636
	Shell International Finance BV	2.375%	4/6/25	33,945	35,887
	Shell International Finance BV	3.250%	5/11/25	34,686	37,822
	Shell International Finance BV	2.875%	5/10/26	441	476
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	8,873	9,150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	23,597
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	30,630	33,192
	Sinopec Group Overseas Development 2015 Ltd.	3.250%	4/28/25	10,000	10,668
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	38,173	39,038
	Southern Natural Gas Co. LLC / Southern Natural Issuing Corp.	4.400%	6/15/21	6,395	6,402
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	12,941
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,987
	Suncor Energy Inc.	2.800%	5/15/23	44,265	46,206
	Suncor Energy Inc.	3.600%	12/1/24	9,685	10,533
	Suncor Energy Inc.	3.100%	5/15/25	37,547	40,224
[7]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.500%	10/1/25	250	273
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	1,760	1,915
	Total Capital Canada Ltd.	2.750%	7/15/23	4,371	4,599
	Total Capital International SA	3.700%	1/15/24	12,701	13,786
	Total Capital International SA	2.434%	1/10/25	77,470	81,666
	TransCanada PipeLines Ltd.	2.500%	8/1/22	60,016	61,643
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	30,601
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	32,730
	Valero Energy Corp.	2.700%	4/15/23	19,175	19,937
	Valero Energy Corp.	1.200%	3/15/24	37,665	37,863
	Valero Energy Corp.	2.850%	4/15/25	23,370	24,655
	Western Midstream Operating LP	5.300%	2/1/30	5,530	6,031
	Williams Cos. Inc.	7.875%	9/1/21	3,900	3,992
	Williams Cos. Inc.	4.000%	11/15/21	11,585	11,698
	Williams Cos. Inc.	3.600%	3/15/22	87,852	89,793
	Williams Cos. Inc.	3.350%	8/15/22	9,730	10,007
	Williams Cos. Inc.	3.700%	1/15/23	15,910	16,627
	Williams Cos. Inc.	4.500%	11/15/23	78,400	85,322
	Williams Cos. Inc.	4.550%	6/24/24	115,409	127,433
	Williams Cos. Inc.	3.900%	1/15/25	13,788	15,056
	Williams Cos. Inc.	4.000%	9/15/25	9,899	10,963
	WPX Energy Inc.	5.250%	9/15/24	9,745	10,810
	WPX Energy Inc.	5.750%	6/1/26	970	1,015
					5,293,869
Financials (27.8%)
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	23,250
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,350	28,391
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.125%	7/3/23	10,230	10,858
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	61,208	65,904
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	1/16/24	14,000	15,316
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	33,690	35,317
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	38,553	40,243
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	26,615	28,102
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	28,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	8,400	9,220
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	47,476	46,569
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,855	3,128
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	10,565
	Aflac Inc.	3.250%	3/17/25	5,820	6,305
	Aflac Inc.	1.125%	3/15/26	14,850	14,788
	Air Lease Corp.	2.250%	1/15/23	22,025	22,606
	Air Lease Corp.	2.750%	1/15/23	7,588	7,837
	Air Lease Corp.	3.875%	7/3/23	10,700	11,381
	Air Lease Corp.	4.250%	2/1/24	18,766	20,354
	Air Lease Corp.	2.300%	2/1/25	34,000	34,950
	Air Lease Corp.	3.250%	3/1/25	2,910	3,089
	Air Lease Corp.	3.375%	7/1/25	12,625	13,534
	Air Lease Corp.	2.875%	1/15/26	62,885	65,493
	Aircastle Ltd.	4.400%	9/25/23	4,850	5,193
	Aircastle Ltd.	4.125%	5/1/24	6,790	7,206
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	1,185	1,198
[7]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	120	126
	Allstate Corp.	0.750%	12/15/25	12,590	12,470
	Ally Financial Inc.	4.125%	2/13/22	15,564	16,000
	Ally Financial Inc.	4.625%	5/19/22	6,730	7,014
	Ally Financial Inc.	1.450%	10/2/23	75,800	77,004
	Ally Financial Inc.	3.875%	5/21/24	46,879	50,831
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,876
	Ally Financial Inc.	4.625%	3/30/25	3,814	4,285
	Ally Financial Inc.	5.750%	11/20/25	4,850	5,553
	American Express Co.	3.700%	11/5/21	35,380	35,897
	American Express Co.	2.750%	5/20/22	31,360	32,116
	American Express Co.	2.500%	8/1/22	9,760	10,008
	American Express Co.	3.700%	8/3/23	155,698	166,845
	American Express Co.	3.400%	2/22/24	44,050	47,483
	American Express Co.	2.500%	7/30/24	93,885	99,653
	American Express Co.	3.000%	10/30/24	33,952	36,655
	American International Group Inc.	2.500%	6/30/25	74,267	78,282
	American International Group Inc.	3.750%	7/10/25	29,786	32,800
	Ameriprise Financial Inc.	3.000%	3/22/22	1,895	1,941
	Ameriprise Financial Inc.	3.700%	10/15/24	23,893	26,241
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	22,108
[7]	Antares Holdings LP	3.950%	7/15/26	9,700	9,975
	Aon plc	4.000%	11/27/23	8,052	8,687
	Aon plc	3.875%	12/15/25	10,782	11,994
[7]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	5,311
	Assurant Inc.	4.200%	9/27/23	9,700	10,474
[8]	Athene Global Funding	1.875%	6/23/23	24,185	30,233
[7]	Athene Global Funding	1.200%	10/13/23	36,190	36,534
[7]	Athene Global Funding	0.950%	1/8/24	34,970	34,972
[8]	Athene Global Funding	1.125%	9/2/25	24,465	30,452
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	50,299	52,164
[6,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.700%	2.710%	5/17/26	8,750	6,746
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	30,875	30,070
[7]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	20,690	22,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Avolon Holdings Funding Ltd.	4.375%	5/1/26	1,237	1,322
	Banco Santander SA	3.125%	2/23/23	21,400	22,358
	Banco Santander SA	2.706%	6/27/24	78,400	82,757
	Banco Santander SA	2.746%	5/28/25	60,250	63,431
	Banco Santander SA	1.849%	3/25/26	29,250	29,490
[6,10]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.694%	1/19/23	14,400	11,184
	Bank of America Corp.	3.499%	5/17/22	59,972	60,040
	Bank of America Corp.	3.124%	1/20/23	46,075	46,985
	Bank of America Corp.	2.816%	7/21/23	19,500	20,048
[8]	Bank of America Corp.	0.750%	7/26/23	65,745	80,679
	Bank of America Corp.	3.004%	12/20/23	101,268	105,255
	Bank of America Corp.	4.125%	1/22/24	48,795	53,455
	Bank of America Corp.	3.550%	3/5/24	156,731	165,094
	Bank of America Corp.	4.000%	4/1/24	14,195	15,585
	Bank of America Corp.	3.864%	7/23/24	43,351	46,331
	Bank of America Corp.	4.200%	8/26/24	20,727	22,856
	Bank of America Corp.	0.810%	10/24/24	59,850	59,988
	Bank of America Corp.	4.000%	1/22/25	94,485	103,999
	Bank of America Corp.	3.458%	3/15/25	9,700	10,404
	Bank of America Corp.	3.950%	4/21/25	56,857	62,539
	Bank of America Corp.	0.976%	4/22/25	89,163	89,409
	Bank of America Corp.	3.875%	8/1/25	4,645	5,177
	Bank of America Corp.	0.981%	9/25/25	49,430	49,404
	Bank of America Corp.	3.093%	10/1/25	80,345	85,884
	Bank of America Corp.	2.456%	10/22/25	19,250	20,212
	Bank of America Corp.	3.366%	1/23/26	53,253	57,517
	Bank of America Corp.	2.015%	2/13/26	70,770	73,036
	Bank of America Corp.	4.450%	3/3/26	23,458	26,587
	Bank of America Corp.	1.319%	6/19/26	71,740	71,922
	Bank of America Corp.	1.197%	10/24/26	29,580	29,372
	Bank of America Corp.	1.658%	3/11/27	19,415	19,580
	Bank of America Corp.	1.734%	7/22/27	32,180	32,477
	Bank of Montreal	3.300%	2/5/24	134,729	144,886
	Bank of Montreal	4.338%	10/5/28	51,040	55,135
	Bank of New York Mellon Corp.	2.661%	5/16/23	4,850	4,969
	Bank of New York Mellon Corp.	3.450%	8/11/23	42,492	45,471
	Bank of New York Mellon Corp.	3.650%	2/4/24	10,855	11,805
	Bank of New York Mellon Corp.	3.400%	5/15/24	17,380	18,864
	Bank of New York Mellon Corp.	3.250%	9/11/24	7,855	8,563
	Bank of New York Mellon Corp.	2.100%	10/24/24	4,590	4,834
	Bank of New York Mellon Corp.	3.000%	2/24/25	21,580	23,301
	Bank of New York Mellon Corp.	1.600%	4/24/25	32,270	33,188
[7]	Bank of New Zealand	1.000%	3/3/26	4,330	4,266
	Bank of Nova Scotia	1.950%	2/1/23	81,745	84,031
	Bank of Nova Scotia	0.700%	4/15/24	38,855	38,905
	Bank of Nova Scotia	2.200%	2/3/25	80,899	84,506
	Bank of Nova Scotia	1.300%	6/11/25	46,410	46,826
	Bank of Nova Scotia	4.500%	12/16/25	16,780	19,094
	Bank of Nova Scotia	1.050%	3/2/26	44,685	44,213
[7]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	44,250	45,414
[7]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	69,105	74,023
[7]	Banque Federative du Credit Mutuel SA	0.650%	2/27/24	37,920	37,931
[7]	Banque Federative du Credit Mutuel SA	2.375%	11/21/24	23,000	24,171
[9]	Barclays Bank plc	10.000%	5/21/21	47,365	65,701
	Barclays plc	3.684%	1/10/23	4,260	4,350
	Barclays plc	4.375%	9/11/24	47,414	51,743
	Barclays plc	1.007%	12/10/24	53,410	53,497

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.650%	3/16/25	38,535	41,705
	Barclays plc	3.932%	5/7/25	51,325	55,477
	Barclays plc	4.375%	1/12/26	32,833	36,821
	Barclays plc	2.852%	5/7/26	48,500	51,045
[8]	Belfius Bank SA	0.375%	2/13/26	1,100	1,330
[8]	Berkshire Hathaway Inc.	0.625%	1/17/23	30,520	37,208
[8]	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	26,785	32,603
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	26,117
[8]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	600	738
[8]	BNP Paribas SA	0.500%	7/15/25	24,300	29,596
[7]	BNP Paribas SA	2.819%	11/19/25	18,898	19,914
[7]	BNP Paribas SA	2.219%	6/9/26	16,200	16,658
[7]	BNP Paribas SA	1.323%	1/13/27	46,345	45,622
[7]	BOC Aviation Ltd.	2.375%	9/15/21	29,210	29,300
[8]	BPCE SA	0.625%	9/26/23	4,100	5,035
[7]	BPCE SA	5.700%	10/22/23	29,100	32,434
[7]	BPCE SA	2.375%	1/14/25	33,530	34,773
[7]	BPCE SA	1.000%	1/20/26	30,245	29,668
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.140%	4/26/23	21,540	16,808
	Brookfield Asset Management Inc.	4.000%	1/15/25	19,800	21,673
	Brown & Brown Inc.	4.200%	9/15/24	33,202	36,482
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	23,183	23,787
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	21,465	23,037
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	27,720	29,587
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	16,780	16,736
	Capital One Bank USA NA	2.014%	1/27/23	67,900	68,636
	Capital One Bank USA NA	3.375%	2/15/23	29,149	30,598
	Capital One Bank USA NA	2.280%	1/28/26	46,330	47,754
	Capital One Financial Corp.	3.050%	3/9/22	38,860	39,672
	Capital One Financial Corp.	2.600%	5/11/23	26,934	28,030
	Capital One Financial Corp.	3.500%	6/15/23	1,210	1,286
	Capital One Financial Corp.	3.750%	4/24/24	15,000	16,356
	Capital One Financial Corp.	3.300%	10/30/24	14,500	15,690
	Capital One NA	2.250%	9/13/21	15,602	15,685
	Charles Schwab Corp.	3.550%	2/1/24	2,840	3,078
	Charles Schwab Corp.	0.750%	3/18/24	36,940	37,185
	Charles Schwab Corp.	4.200%	3/24/25	2,552	2,864
	Charles Schwab Corp.	3.850%	5/21/25	49,040	54,530
	Charles Schwab Corp.	0.900%	3/11/26	29,040	28,753
	Chubb INA Holdings Inc.	2.700%	3/13/23	19,715	20,557
	Chubb INA Holdings Inc.	3.350%	5/15/24	94,408	102,514
	Chubb INA Holdings Inc.	3.150%	3/15/25	31,665	34,469
	Chubb INA Holdings Inc.	3.350%	5/3/26	35,601	39,113
	CIT Group Inc.	4.750%	2/16/24	18,348	19,991
	CIT Group Inc.	3.929%	6/19/24	8,221	8,700
	Citibank NA	2.844%	5/20/22	10,600	10,612
	Citibank NA	3.650%	1/23/24	3,013	3,264
[6,10]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.763%	5/20/22	13,800	10,687
	Citigroup Inc.	4.500%	1/14/22	8,760	9,018
	Citigroup Inc.	2.750%	4/25/22	68,650	70,170
	Citigroup Inc.	2.312%	11/4/22	62,640	63,218
	Citigroup Inc.	3.142%	1/24/23	65,832	67,087
	Citigroup Inc.	3.500%	5/15/23	18,000	19,048
	Citigroup Inc.	2.876%	7/24/23	47,810	49,213

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	1.678%	5/15/24	20,210	20,668
	Citigroup Inc.	4.044%	6/1/24	71,725	76,790
	Citigroup Inc.	3.750%	6/16/24	1,800	1,966
	Citigroup Inc.	0.776%	10/30/24	25,890	25,924
	Citigroup Inc.	3.875%	3/26/25	26,482	29,057
	Citigroup Inc.	3.352%	4/24/25	76,179	81,656
	Citigroup Inc.	3.300%	4/27/25	11,650	12,673
	Citigroup Inc.	0.981%	5/1/25	29,145	29,229
	Citigroup Inc.	4.400%	6/10/25	28,325	31,670
	Citigroup Inc.	5.500%	9/13/25	2,615	3,063
	Citigroup Inc.	4.600%	3/9/26	46,660	53,327
	Citigroup Inc.	3.106%	4/8/26	82,755	88,746
[8]	Citigroup Inc.	1.500%	7/24/26	1,350	1,710
	Citigroup Inc.	3.200%	10/21/26	7,025	7,616
	Citigroup Inc.	1.122%	1/28/27	29,100	28,621
[6,10]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.550%	1.560%	5/4/21	37,163	28,628
[6,10]	Citigroup Inc., 3M Australian Bank Bill Rate + 1.720%	1.762%	10/27/23	5,800	4,588
	Citizens Bank NA	3.250%	2/14/22	38,875	39,673
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	25,285
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.650%	2.680%	6/3/26	3,200	2,469
	Cooperatieve Rabobank UA	3.950%	11/9/22	2,623	2,755
[7]	Cooperatieve Rabobank UA	3.875%	9/26/23	77,820	83,879
	Cooperatieve Rabobank UA	4.625%	12/1/23	88,770	97,298
[8]	Cooperatieve Rabobank UA	0.625%	2/27/24	15,200	18,655
[7]	Cooperatieve Rabobank UA	2.625%	7/22/24	9,720	10,269
	Cooperatieve Rabobank UA	4.375%	8/4/25	13,950	15,565
[7]	Cooperatieve Rabobank UA	1.106%	2/24/27	23,750	23,397
[9]	Credit Agricole SA	7.375%	12/18/23	21,000	33,777
[8]	Credit Agricole SA	3.125%	2/5/26	2,000	2,769
[7]	Credit Agricole SA	1.247%	1/26/27	26,940	26,453
[8]	Credit Mutuel Arkea SA	1.250%	5/31/24	1,800	2,241
	Credit Suisse AG	1.000%	5/5/23	31,250	31,524
	Credit Suisse AG	0.495%	2/2/24	17,465	17,333
	Credit Suisse AG	3.625%	9/9/24	64,404	70,055
	Credit Suisse AG	2.950%	4/9/25	28,600	30,482
[6,10]	Credit Suisse AG, 3M Australian Bank Bill Rate + 1.150%	1.180%	5/26/23	29,040	22,664
[7]	Credit Suisse Group AG	3.574%	1/9/23	31,845	32,456
	Credit Suisse Group AG	3.800%	6/9/23	56,320	59,825
[7]	Credit Suisse Group AG	4.207%	6/12/24	62,630	66,866
	Credit Suisse Group AG	3.750%	3/26/25	21,716	23,543
[8]	Credit Suisse Group AG	3.250%	4/2/26	900	1,199
[7]	Credit Suisse Group AG	1.305%	2/2/27	19,480	18,997
[6,10]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	1.287%	3/8/24	9,240	7,122
[7]	Danske Bank A/S	2.000%	9/8/21	25,872	26,012
[7]	Danske Bank A/S	3.001%	9/20/22	39,000	39,322
[7]	Danske Bank A/S	3.875%	9/12/23	34,000	36,358
[7]	Danske Bank A/S	1.171%	12/8/23	43,945	44,162
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	5,402
	Deutsche Bank AG	2.222%	9/18/24	27,415	28,134
	Deutsche Bank AG	1.686%	3/19/26	19,425	19,499
	Deutsche Bank AG	2.129%	11/24/26	51,200	51,859
	Deutsche Bank NY	1.447%	4/1/25	29,140	29,254
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	38,730	40,377
[7]	Development Bank of Kazakhstan JSC	2.950%	5/6/31	7,300	7,239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,12]	Dexia Credit Local SA	2.375%	9/20/22	5,800	5,963
	Discover Bank	4.200%	8/8/23	37,294	40,266
	Discover Bank	2.450%	9/12/24	34,165	35,813
	Discover Bank	4.682%	8/9/28	14,450	15,389
	Discover Financial Services	3.950%	11/6/24	4,535	4,957
[7]	DNB Bank ASA	2.150%	12/2/22	10,230	10,524
[8]	DNB Bank ASA	0.050%	11/14/23	3,700	4,481
[7]	DNB Bank ASA	1.127%	9/16/26	20,160	19,947
[7]	Equitable Financial Life Global Funding	0.500%	4/6/23	36,420	36,420
	Equitable Holdings Inc.	3.900%	4/20/23	29,609	31,440
[8]	FCA Bank SPA	1.250%	6/21/22	21,830	26,620
[8]	FCA Bank SPA	0.625%	11/24/22	9,700	11,779
[7]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	30,685	35,246
	Fidelity National Financial Inc.	5.500%	9/1/22	2,370	2,522
	Fifth Third Bancorp	3.650%	1/25/24	29,100	31,368
	Fifth Third Bank NA	1.800%	1/30/23	14,650	15,005
	First Republic Bank	2.500%	6/6/22	91,570	93,551
	First Republic Bank	1.912%	2/12/24	29,621	30,349
[7]	Five Corners Funding Trust	4.419%	11/15/23	89,012	97,542
	Franklin Resources Inc.	2.800%	9/15/22	13,112	13,545
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	18,281
[7]	GA Global Funding Trust	1.000%	4/8/24	29,135	29,147
[7]	GA Global Funding Trust	1.625%	1/15/26	12,550	12,586
	GATX Corp.	3.250%	3/30/25	2,109	2,251
[7]	GE Capital Funding LLC	3.450%	5/15/25	12,970	14,070
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	27,084	29,505
	Goldman Sachs Group Inc.	2.876%	10/31/22	52,755	53,376
	Goldman Sachs Group Inc.	0.481%	1/27/23	73,000	73,039
	Goldman Sachs Group Inc.	2.908%	6/5/23	28,813	29,569
	Goldman Sachs Group Inc.	2.905%	7/24/23	32,411	33,366
	Goldman Sachs Group Inc.	0.627%	11/17/23	52,380	52,440
	Goldman Sachs Group Inc.	3.625%	2/20/24	62,105	66,980
	Goldman Sachs Group Inc.	4.000%	3/3/24	29,010	31,694
	Goldman Sachs Group Inc.	0.673%	3/8/24	33,975	34,029
	Goldman Sachs Group Inc.	3.850%	7/8/24	48,492	52,758
	Goldman Sachs Group Inc.	3.500%	1/23/25	51,450	55,770
[8]	Goldman Sachs Group Inc.	3.375%	3/27/25	30,600	41,359
	Goldman Sachs Group Inc.	3.500%	4/1/25	90,415	98,372
	Goldman Sachs Group Inc.	3.750%	5/22/25	38,735	42,494
	Goldman Sachs Group Inc.	3.272%	9/29/25	99,376	106,755
	Goldman Sachs Group Inc.	4.250%	10/21/25	45,559	51,063
	Goldman Sachs Group Inc.	0.855%	2/12/26	24,905	24,688
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	27,466
	Goldman Sachs Group Inc.	1.093%	12/9/26	37,910	37,380
	Goldman Sachs Group Inc.	1.431%	3/9/27	34,220	34,092
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.210%	5/16/23	29,170	22,717
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.370%	1.407%	9/8/21	19,280	14,908
[7]	Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	14,450	14,278
[8]	Hamburg Commercial Bank AG	0.500%	5/23/22	14,500	17,522
[9]	Hastings Group Finance plc	3.000%	5/24/25	19,430	28,459
	HSBC Holdings plc	3.262%	3/13/23	89,049	91,173
	HSBC Holdings plc	3.600%	5/25/23	52,881	56,239
[9]	HSBC Holdings plc	2.175%	6/27/23	14,500	20,376
	HSBC Holdings plc	3.033%	11/22/23	87,945	91,398
[13]	HSBC Holdings plc	3.196%	12/5/23	48,400	41,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	4.250%	3/14/24	45,545	49,727
	HSBC Holdings plc	3.950%	5/18/24	61,416	65,531
	HSBC Holdings plc	3.803%	3/11/25	58,275	62,813
	HSBC Holdings plc	4.250%	8/18/25	33,878	37,425
	HSBC Holdings plc	2.633%	11/7/25	47,395	49,674
	HSBC Holdings plc	1.645%	4/18/26	91,704	92,429
	HSBC Holdings plc	2.099%	6/4/26	117,457	120,269
	HSBC Holdings plc	4.292%	9/12/26	35,483	39,391
	HSBC Holdings plc	1.589%	5/24/27	48,896	48,539
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	11,381
[6,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	1.110%	2/16/24	17,314	13,370
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	9,357
	Huntington National Bank	2.500%	8/7/22	39,743	40,776
	Huntington National Bank	3.550%	10/6/23	35,240	37,808
	ING Groep NV	3.550%	4/9/24	4,800	5,188
	ING Groep NV	1.726%	4/1/27	19,420	19,562
	Intercontinental Exchange Inc.	0.700%	6/15/23	24,540	24,673
	Intercontinental Exchange Inc.	4.000%	10/15/23	40,240	43,589
	Intercontinental Exchange Inc.	3.750%	12/1/25	12,778	14,176
[8]	Intesa Sanpaolo SPA	1.000%	7/22/22	9,705	11,830
[7]	Intesa Sanpaolo SPA	3.250%	9/23/24	51,560	54,930
	Invesco Finance plc	3.125%	11/30/22	28,515	29,722
	Invesco Finance plc	4.000%	1/30/24	40,732	44,411
	Invesco Finance plc	3.750%	1/15/26	2,910	3,213
[8]	JAB Holdings BV	1.625%	4/30/25	1,200	1,521
	Jefferies Group LLC	5.125%	1/20/23	13,585	14,610
	JPMorgan Chase & Co.	3.207%	4/1/23	61,154	62,744
	JPMorgan Chase & Co.	2.776%	4/25/23	92,825	95,011
	JPMorgan Chase & Co.	2.700%	5/18/23	24,805	25,886
[8]	JPMorgan Chase & Co.	0.625%	1/25/24	2,650	3,247
	JPMorgan Chase & Co.	3.559%	4/23/24	71,475	75,705
	JPMorgan Chase & Co.	3.625%	5/13/24	22,750	24,828
	JPMorgan Chase & Co.	1.514%	6/1/24	29,050	29,613
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	16,110
	JPMorgan Chase & Co.	3.875%	9/10/24	3,075	3,362
	JPMorgan Chase & Co.	0.653%	9/16/24	16,365	16,390
	JPMorgan Chase & Co.	4.023%	12/5/24	81,527	88,265
	JPMorgan Chase & Co.	3.125%	1/23/25	20,195	21,755
	JPMorgan Chase & Co.	0.563%	2/16/25	26,200	26,051
	JPMorgan Chase & Co.	3.220%	3/1/25	117,868	125,838
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	45,487
	JPMorgan Chase & Co.	2.301%	10/15/25	109,425	114,223
	JPMorgan Chase & Co.	2.005%	3/13/26	92,841	95,769
	JPMorgan Chase & Co.	2.083%	4/22/26	143,080	147,933
	JPMorgan Chase & Co.	1.045%	11/19/26	60,885	59,974
	JPMorgan Chase & Co.	1.040%	2/4/27	42,800	41,990
	JPMorgan Chase & Co.	1.578%	4/22/27	58,550	58,801
	KeyBank NA	0.423%	1/3/24	32,270	32,299
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,932
[7]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.250%	2/1/27	1,595	1,562
	Lazard Group LLC	3.750%	2/13/25	7,625	8,304
[14,15]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	9,552
	Lloyds Banking Group plc	2.858%	3/17/23	56,965	58,134
	Lloyds Banking Group plc	1.326%	6/15/23	61,255	61,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lloyds Banking Group plc	4.050%	8/16/23	53,550	57,717
	Lloyds Banking Group plc	2.907%	11/7/23	133,035	137,689
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	15,729
	Lloyds Banking Group plc	0.695%	5/11/24	74,780	74,850
	Lloyds Banking Group plc	4.500%	11/4/24	19,450	21,609
	Lloyds Banking Group plc	4.450%	5/8/25	30,695	34,449
	Lloyds Banking Group plc	3.870%	7/9/25	21,410	23,296
	Lloyds Banking Group plc	4.582%	12/10/25	37,480	42,045
	Lloyds Banking Group plc	2.438%	2/5/26	14,700	15,325
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	19,414
[7]	LSEGA Financing plc	0.650%	4/6/24	39,665	39,587
[7]	LSEGA Financing plc	1.375%	4/6/26	34,875	34,773
[10]	Macquarie Bank Ltd.	1.750%	6/21/22	2,910	2,276
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.781%	6/21/22	54,720	42,391
[10]	Macquarie Group Ltd.	3.250%	12/15/22	6,400	5,002
[7]	Macquarie Group Ltd.	3.189%	11/28/23	8,330	8,666
	Macquarie Group Ltd.	3.189%	11/28/23	29,040	30,211
[7]	Macquarie Group Ltd.	1.340%	1/12/27	19,425	19,157
[6,10]	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	1.187%	12/15/22	33,920	26,225
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	4,791	5,031
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	10,436
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	49,082	52,901
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	32,200
[7]	MassMutual Global Funding II	2.750%	6/22/24	54,080	57,489
	MetLife Inc.	3.600%	4/10/24	6,554	7,131
[7]	Metropolitan Life Global Funding I	1.950%	1/13/23	10,485	10,761
[7]	Metropolitan Life Global Funding I	0.900%	6/8/23	23,630	23,862
[7]	Metropolitan Life Global Funding I	0.400%	1/7/24	16,100	16,009
[7]	Metropolitan Life Global Funding I	3.600%	1/11/24	13,720	14,805
[8]	Metropolitan Life Global Funding I	0.375%	4/9/24	14,505	17,700
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	59,970	61,434
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,990	66,751
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	35,723	36,727
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	98,645	105,636
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	8,775	9,164
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	48,925	52,549
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	27,840	29,543
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	74,191
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	96,850	100,648
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	78,174	85,755
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	36,070	36,283
[7]	Mizuho Bank Ltd.	2.950%	10/17/22	11,772	12,208
[7]	Mizuho Bank Ltd.	3.750%	4/16/24	5,100	5,528
[7]	Mizuho Bank Ltd.	3.600%	9/25/24	8,300	9,055
	Mizuho Financial Group Inc.	2.273%	9/13/21	6,295	6,341
	Mizuho Financial Group Inc.	2.953%	2/28/22	19,163	19,584
	Mizuho Financial Group Inc.	2.721%	7/16/23	58,200	59,825
	Mizuho Financial Group Inc.	1.241%	7/10/24	41,950	42,409
	Mizuho Financial Group Inc.	2.555%	9/13/25	29,200	30,602
	Mizuho Financial Group Inc.	2.226%	5/25/26	19,200	19,808
	Mizuho Financial Group Inc.	1.234%	5/22/27	30,990	30,423
	Morgan Stanley	5.500%	7/28/21	24,050	24,357
	Morgan Stanley	2.625%	11/17/21	142,604	144,445
	Morgan Stanley	2.750%	5/19/22	82,018	84,131
	Morgan Stanley	4.875%	11/1/22	22,234	23,673
[8]	Morgan Stanley	1.000%	12/2/22	23,200	28,436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	3.125%	1/23/23	151,394	158,457
	Morgan Stanley	3.750%	2/25/23	24,905	26,392
	Morgan Stanley	4.100%	5/22/23	34,000	36,365
	Morgan Stanley	0.560%	11/10/23	43,460	43,492
	Morgan Stanley	0.529%	1/25/24	103,950	103,853
	Morgan Stanley	0.731%	4/5/24	36,085	36,173
	Morgan Stanley	3.737%	4/24/24	17,765	18,855
	Morgan Stanley	3.875%	4/29/24	16,900	18,449
	Morgan Stanley	3.700%	10/23/24	28,860	31,575
[8]	Morgan Stanley	1.750%	1/30/25	1,700	2,170
	Morgan Stanley	2.720%	7/22/25	125,360	132,484
	Morgan Stanley	4.000%	7/23/25	47,701	53,200
	Morgan Stanley	0.864%	10/21/25	11,410	11,398
	Morgan Stanley	5.000%	11/24/25	41,505	47,894
	Morgan Stanley	2.188%	4/28/26	91,370	95,015
	Morgan Stanley	0.985%	12/10/26	34,615	33,968
	Morgan Stanley	1.593%	5/4/27	32,335	32,475
[8]	Morgan Stanley	0.406%	10/29/27	8,226	9,898
	MUFG Americas Holdings Corp.	3.500%	6/18/22	1,100	1,139
	MUFG Americas Holdings Corp.	3.000%	2/10/25	9,315	9,951
	MUFG Union Bank NA	3.150%	4/1/22	99,865	102,262
	MUFG Union Bank NA	2.100%	12/9/22	37,000	37,995
	Nasdaq Inc.	0.445%	12/21/22	9,000	9,001
	Nasdaq Inc.	4.250%	6/1/24	9,000	9,884
[7]	National Bank of Canada	2.150%	10/7/22	45,250	46,362
	National Bank of Canada	2.100%	2/1/23	42,000	43,200
	National Bank of Canada	0.550%	11/15/24	29,260	29,164
[7]	National Securities Clearing Corp.	0.750%	12/7/25	24,500	24,042
[7]	Nationwide Building Society	3.766%	3/8/24	6,900	7,282
[7]	Nationwide Building Society	4.363%	8/1/24	17,052	18,381
[7]	Nationwide Building Society	1.000%	8/28/25	23,130	22,822
[8]	Nationwide Building Society	2.000%	7/25/29	48,715	61,712
	Natwest Group plc	6.125%	12/15/22	5,503	5,957
	Natwest Group plc	3.498%	5/15/23	19,630	20,222
	Natwest Group plc	3.875%	9/12/23	36,709	39,401
	Natwest Group plc	2.359%	5/22/24	9,680	9,994
	Natwest Group plc	4.519%	6/25/24	24,958	26,901
	Natwest Group plc	4.269%	3/22/25	73,550	80,214
	Natwest Group plc	4.800%	4/5/26	3,200	3,663
	Natwest Group plc	3.754%	11/1/29	30,080	32,033
[7]	New York Life Global Funding	1.100%	5/5/23	750	761
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	25,202
	Nomura Holdings Inc.	1.851%	7/16/25	29,565	29,846
[8]	Nordea Bank Abp	1.000%	2/22/23	6,800	8,366
[7]	Nordea Bank Abp	1.000%	6/9/23	12,100	12,249
[7]	Nordea Bank Abp	0.750%	8/28/25	34,690	34,183
[7]	Northwestern Mutual Global Funding	0.800%	1/14/26	17,170	16,894
[7]	Nuveen Finance LLC	4.125%	11/1/24	14,375	15,937
[8]	Nykredit Realkredit A/S	0.250%	1/20/23	32,000	38,732
	ORIX Corp.	4.050%	1/16/24	3,850	4,187
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	10,163
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	2,088
	Owl Rock Capital Corp.	3.400%	7/15/26	23,530	24,420
[7]	Pacific Life Global Funding II	1.200%	6/24/25	18,360	18,415
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	31,644
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	6,500	10,823
	PNC Bank NA	2.700%	11/1/22	18,247	18,855
	PNC Bank NA	2.028%	12/9/22	25,610	25,871

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PNC Bank NA	1.743%	2/24/23	16,970	17,158
	PNC Bank NA	3.800%	7/25/23	21,354	22,873
	PNC Bank NA	3.300%	10/30/24	38,395	41,909
	PNC Bank NA	2.950%	2/23/25	20,340	21,869
	PNC Bank NA	3.250%	6/1/25	55,192	60,112
	PNC Financial Services Group Inc.	2.854%	11/9/22	13,020	13,517
	PNC Financial Services Group Inc.	3.900%	4/29/24	7,900	8,634
	PNC Financial Services Group Inc.	2.600%	7/23/26	269	286
[7]	Protective Life Global Funding	0.502%	4/12/23	13,230	13,243
[7]	Protective Life Global Funding	1.618%	4/15/26	27,420	27,531
	Prudential Financial Inc.	4.500%	11/16/21	954	975
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,587
[7]	Reliance Standard Life Global Funding II	2.150%	1/21/23	14,020	14,386
[7]	Reliance Standard Life Global Funding II	3.850%	9/19/23	40,630	43,637
[9]	Rothesay Life plc	8.000%	10/30/25	13,825	24,042
	Royal Bank of Canada	1.600%	4/17/23	32,800	33,618
	Royal Bank of Canada	3.700%	10/5/23	56,255	60,674
	Royal Bank of Canada	0.500%	10/26/23	24,720	24,772
	Royal Bank of Canada	2.550%	7/16/24	145,403	153,950
	Royal Bank of Canada	2.250%	11/1/24	158,384	166,278
	Royal Bank of Canada	1.150%	6/10/25	16,650	16,733
	Royal Bank of Canada	1.200%	4/27/26	41,460	41,347
	Santander Holdings USA Inc.	3.700%	3/28/22	47,351	48,557
	Santander Holdings USA Inc.	3.400%	1/18/23	58,410	60,895
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	49,618
	Santander Holdings USA Inc.	3.450%	6/2/25	30,410	32,641
	Santander Holdings USA Inc.	4.500%	7/17/25	21,517	23,915
	Santander UK Group Holdings plc	3.571%	1/10/23	5,930	6,051
	Santander UK Group Holdings plc	3.373%	1/5/24	68,117	71,168
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	28,436
	Santander UK Group Holdings plc	1.532%	8/21/26	19,325	19,279
	Santander UK plc	2.100%	1/13/23	20,336	20,917
[7]	Santander UK plc	5.000%	11/7/23	4,328	4,750
	Santander UK plc	4.000%	3/13/24	56,870	62,382
	Santander UK plc	2.875%	6/18/24	9,411	10,027
[9]	Scottish Widows Ltd.	5.500%	6/16/23	16,354	24,649
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	9,707
[8]	Skandinaviska Enskilda Banken AB	0.250%	5/19/23	1,150	1,398
[7]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	69,050	69,076
[7]	Skandinaviska Enskilda Banken AB	0.850%	9/2/25	3,675	3,624
[7]	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	14,555	14,617
[7]	Standard Chartered plc	1.319%	10/14/23	20,120	20,302
[7]	Standard Chartered plc	0.991%	1/12/25	38,795	38,682
[7]	Standard Chartered plc	1.214%	3/23/25	14,565	14,635
[7]	Standard Chartered plc	1.456%	1/14/27	12,125	11,907
[6,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	1.880%	6/28/25	5,000	3,948
	State Street Corp.	2.825%	3/30/23	11,325	11,578
	State Street Corp.	3.776%	12/3/24	24,700	26,772
	State Street Corp.	3.550%	8/18/25	25,480	28,265
	State Street Corp.	2.354%	11/1/25	68,809	72,412
	State Street Corp.	2.901%	3/30/26	9,130	9,770
	Stifel Financial Corp.	4.250%	7/18/24	14,300	15,830
[6,10]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.950%	0.988%	6/5/23	31,750	24,746
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	54,257	54,792
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	99,325	102,177
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	46,780	48,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	72,358	75,700
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	67,572	72,339
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	5,370	5,814
	Sumitomo Mitsui Financial Group Inc.	0.508%	1/12/24	7,200	7,187
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	176,740	186,675
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	5,044
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	40,900	42,588
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	34,690	34,980
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	14,980	14,706
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.237%	3/7/23	7,737	6,026
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	1.292%	10/16/24	28,365	22,193
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.270%	1.300%	3/29/22	41,051	31,874
[7]	Svenska Handelsbanken AB	0.625%	6/30/23	38,730	38,881
[8]	Svenska Handelsbanken AB	0.375%	7/3/23	1,190	1,453
[10]	Svenska Handelsbanken AB	3.250%	9/27/23	12,610	10,316
	Svenska Handelsbanken AB	3.900%	11/20/23	7,041	7,649
[8]	Svenska Handelsbanken AB	0.125%	6/18/24	12,145	14,763
[7]	Swedbank AB	0.600%	9/25/23	31,045	31,073
	Synchrony Bank	3.000%	6/15/22	11,600	11,900
	Synchrony Financial	2.850%	7/25/22	32,785	33,591
	Synchrony Financial	4.375%	3/19/24	21,466	23,439
	Synchrony Financial	4.250%	8/15/24	41,202	44,996
	Synchrony Financial	4.500%	7/23/25	42,390	47,308
	TD Ameritrade Holding Corp.	3.625%	4/1/25	45,039	49,449
[7]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	5,169
	Toronto-Dominion Bank	0.750%	6/12/23	92,500	93,215
	Toronto-Dominion Bank	3.500%	7/19/23	54,983	58,878
[8]	Toronto-Dominion Bank	0.625%	7/20/23	12,145	14,899
	Toronto-Dominion Bank	0.450%	9/11/23	68,570	68,642
	Toronto-Dominion Bank	0.550%	3/4/24	39,070	39,063
	Toronto-Dominion Bank	2.650%	6/12/24	29,609	31,448
	Toronto-Dominion Bank	1.150%	6/12/25	30,170	30,344
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	56,352
[6,10]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	1.040%	7/10/24	31,890	24,926
	Truist Bank	3.502%	8/2/22	90	91
	Truist Bank	3.200%	4/1/24	142,122	152,604
	Truist Bank	3.689%	8/2/24	37,570	40,172
	Truist Bank	2.150%	12/6/24	79,665	83,538
	Truist Bank	1.500%	3/10/25	35,380	36,160
	Truist Bank	4.050%	11/3/25	290	326
	Truist Bank	2.636%	9/17/29	10,545	11,086
	Truist Financial Corp.	3.950%	3/22/22	4,300	4,424
	Truist Financial Corp.	2.200%	3/16/23	33,440	34,541
	Truist Financial Corp.	3.750%	12/6/23	37,870	40,960
	Truist Financial Corp.	2.500%	8/1/24	54,625	57,697
	Truist Financial Corp.	2.850%	10/26/24	1,455	1,562
	Truist Financial Corp.	1.200%	8/5/25	22,235	22,382
	Truist Financial Corp.	1.267%	3/2/27	15,350	15,286
	U.S. Bancorp	3.700%	1/30/24	31,760	34,444
	U.S. Bancorp	3.375%	2/5/24	46,894	50,578
	U.S. Bancorp	2.400%	7/30/24	86,540	91,525
	U.S. Bancorp	3.600%	9/11/24	14,310	15,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	U.S. Bancorp	1.450%	5/12/25	36,620	37,392
	U.S. Bancorp	2.375%	7/22/26	302	319
	U.S. Bank NA	2.050%	1/21/25	29,713	31,006
[7]	UBS AG	0.450%	2/9/24	24,260	24,128
[7]	UBS Group AG	2.650%	2/1/22	9,082	9,241
[7]	UBS Group AG	3.491%	5/23/23	20,975	21,623
[7]	UBS Group AG	2.859%	8/15/23	58,400	60,099
[7]	UBS Group AG	1.008%	7/30/24	37,605	37,830
[8]	UBS Group AG	1.500%	11/30/24	9,705	12,125
[8]	UniCredit SPA	1.250%	6/25/25	19,405	24,003
	Voya Financial Inc.	3.125%	7/15/24	33,259	35,694
[14,15]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
	Wells Fargo & Co.	2.100%	7/26/21	29,575	29,701
[9]	Wells Fargo & Co.	2.125%	4/22/22	21,365	29,932
	Wells Fargo & Co.	3.450%	2/13/23	44,500	46,918
	Wells Fargo & Co.	3.750%	1/24/24	93,425	101,099
[8]	Wells Fargo & Co.	0.500%	4/26/24	15,180	18,516
	Wells Fargo & Co.	1.654%	6/2/24	49,050	50,162
	Wells Fargo & Co.	3.300%	9/9/24	15,665	16,965
	Wells Fargo & Co.	3.000%	2/19/25	97,078	104,223
	Wells Fargo & Co.	3.550%	9/29/25	43,455	47,801
	Wells Fargo & Co.	2.406%	10/30/25	103,211	108,017
	Wells Fargo & Co.	2.164%	2/11/26	90,854	94,165
	Wells Fargo & Co.	2.188%	4/30/26	132,990	137,903
[6,10]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.100%	1.142%	4/27/22	21,453	16,639
[6,10]	Wells Fargo & Co., 3M Australian Bank Bill Rate + 1.320%	1.362%	7/27/21	66,905	51,653
	Wells Fargo Bank NA	2.082%	9/9/22	107,110	107,760
[9]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	50,592
	Wells Fargo Bank NA	3.550%	8/14/23	116,546	124,715
	Westpac Banking Corp.	3.300%	2/26/24	100,180	108,058
	Westpac Banking Corp.	2.350%	2/19/25	30,727	32,330
	Westpac Banking Corp.	2.894%	2/4/30	53,201	55,015
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.831%	6/22/28	53,800	42,088
	Willis North America Inc.	3.600%	5/15/24	65,216	70,359
					21,305,151
Health Care (7.1%)
	AbbVie Inc.	3.375%	11/14/21	32,071	32,584
	AbbVie Inc.	2.150%	11/19/21	161,500	163,081
	AbbVie Inc.	5.000%	12/15/21	30,630	31,141
	AbbVie Inc.	3.450%	3/15/22	86,900	88,759
	AbbVie Inc.	3.250%	10/1/22	11,900	12,287
	AbbVie Inc.	2.900%	11/6/22	99,170	102,861
	AbbVie Inc.	3.200%	11/6/22	71,665	74,320
	AbbVie Inc.	2.300%	11/21/22	213,500	219,662
	AbbVie Inc.	2.800%	3/15/23	8,647	8,960
	AbbVie Inc.	2.850%	5/14/23	2,900	3,031
[8]	AbbVie Inc.	1.250%	6/1/24	14,505	18,034
	AbbVie Inc.	3.850%	6/15/24	56,807	61,841
	AbbVie Inc.	2.600%	11/21/24	314,925	333,303
	AbbVie Inc.	3.800%	3/15/25	46,212	50,644
	AbbVie Inc.	3.600%	5/14/25	11,042	12,072
	Aetna Inc.	2.750%	11/15/22	10,770	11,083
	Aetna Inc.	2.800%	6/15/23	46,265	48,335
	Aetna Inc.	3.500%	11/15/24	9,670	10,480

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Alcon Finance Corp.	2.750%	9/23/26	14,700	15,608
	AmerisourceBergen Corp.	0.737%	3/15/23	48,030	48,155
	Amgen Inc.	2.700%	5/1/22	16,240	16,558
	Amgen Inc.	2.650%	5/11/22	10,600	10,836
	Amgen Inc.	3.625%	5/15/22	1,349	1,384
	Amgen Inc.	1.900%	2/21/25	19,500	20,186
	Amgen Inc.	3.125%	5/1/25	25,650	27,640
	Anthem Inc.	0.450%	3/15/23	48,540	48,602
	Anthem Inc.	2.375%	1/15/25	24,455	25,656
	Anthem Inc.	1.500%	3/15/26	26,395	26,642
	AstraZeneca plc	2.375%	6/12/22	2,810	2,868
	AstraZeneca plc	3.500%	8/17/23	9,645	10,281
	AstraZeneca plc	3.375%	11/16/25	20,583	22,569
[7]	Bausch Health Cos. Inc.	7.000%	3/15/24	6,188	6,346
[7]	Bausch Health Cos. Inc.	6.125%	4/15/25	11,461	11,715
[7]	Bausch Health Cos. Inc.	5.500%	11/1/25	1,840	1,897
[7]	Bausch Health Cos. Inc.	5.750%	8/15/27	2,103	2,258
[7]	Bausch Health Cos. Inc.	7.000%	1/15/28	1,100	1,202
	Baxalta Inc.	3.600%	6/23/22	1,984	2,041
	Baxalta Inc.	4.000%	6/23/25	13,304	14,762
[8]	Bayer AG	0.375%	7/6/24	1,800	2,187
[7]	Bayer US Finance II LLC	3.875%	12/15/23	120,071	129,195
[7]	Bayer US Finance II LLC	4.250%	12/15/25	45,879	51,314
[7]	Bayer US Finance LLC	3.375%	10/8/24	26,375	28,448
	Becton Dickinson and Co.	2.894%	6/6/22	10,852	11,126
	Becton Dickinson and Co.	3.363%	6/6/24	70,503	75,922
	Biogen Inc.	3.625%	9/15/22	37,267	38,931
	Biogen Inc.	4.050%	9/15/25	14,800	16,465
	Boston Scientific Corp.	3.450%	3/1/24	48,016	51,512
	Boston Scientific Corp.	1.900%	6/1/25	44,255	45,816
	Boston Scientific Corp.	3.750%	3/1/26	2,200	2,442
	Bristol-Myers Squibb Co.	2.750%	2/15/23	40,279	41,973
	Bristol-Myers Squibb Co.	3.250%	2/20/23	2,911	3,056
	Bristol-Myers Squibb Co.	0.537%	11/13/23	17,530	17,547
	Bristol-Myers Squibb Co.	2.900%	7/26/24	114,773	123,000
	Bristol-Myers Squibb Co.	3.875%	8/15/25	9,645	10,763
	Bristol-Myers Squibb Co.	0.750%	11/13/25	48,500	48,079
	Bristol-Myers Squibb Co.	3.200%	6/15/26	21,861	23,962
	Cardinal Health Inc.	3.079%	6/15/24	9,000	9,587
[7]	Centene Corp.	5.375%	6/1/26	10,920	11,386
	Cigna Corp.	3.050%	11/30/22	18,100	18,787
	Cigna Corp.	3.000%	7/15/23	59,164	62,159
	Cigna Corp.	3.750%	7/15/23	34,363	36,703
	Cigna Corp.	0.613%	3/15/24	14,000	13,985
	Cigna Corp.	3.500%	6/15/24	79,100	85,309
	Cigna Corp.	3.250%	4/15/25	24,000	25,895
	Cigna Corp.	4.125%	11/15/25	86,619	97,251
	Cigna Corp.	1.250%	3/15/26	22,750	22,726
	CommonSpirit Health	4.200%	8/1/23	1,900	2,051
	CommonSpirit Health	2.760%	10/1/24	47,945	50,730
	CommonSpirit Health	1.547%	10/1/25	32,500	32,811
	Coventry Health Care Inc.	5.450%	6/15/21	6,250	6,273
	CVS Health Corp.	3.500%	7/20/22	27,981	28,904
	CVS Health Corp.	2.750%	12/1/22	44,825	46,232
	CVS Health Corp.	3.700%	3/9/23	117,215	124,026
	CVS Health Corp.	2.625%	8/15/24	53,400	56,634
	CVS Health Corp.	4.100%	3/25/25	51,000	56,799
	CVS Health Corp.	2.875%	6/1/26	24,293	25,941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Danaher Corp.	1.700%	3/30/24	14,510	18,334
	DH Europe Finance II Sarl	2.050%	11/15/22	82,095	84,140
	DH Europe Finance II Sarl	2.200%	11/15/24	96,626	101,045
[8]	DH Europe Finance II Sarl	0.200%	3/18/26	1,100	1,328
	Dignity Health	3.812%	11/1/24	970	1,052
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,992
	Gilead Sciences Inc.	3.250%	9/1/22	27,606	28,531
	Gilead Sciences Inc.	2.500%	9/1/23	35,875	37,434
	Gilead Sciences Inc.	0.750%	9/29/23	77,300	77,399
	Gilead Sciences Inc.	3.700%	4/1/24	75,515	81,613
	Gilead Sciences Inc.	3.500%	2/1/25	97,415	106,010
	Gilead Sciences Inc.	3.650%	3/1/26	21,853	24,127
	GlaxoSmithKline Capital Inc.	3.375%	5/15/23	10,379	11,013
[8]	GlaxoSmithKline Capital plc	0.125%	5/12/23	12,145	14,722
	GlaxoSmithKline Capital plc	0.534%	10/1/23	4,502	4,516
	GlaxoSmithKline Capital plc	3.000%	6/1/24	85,619	91,842
	HCA Inc.	4.750%	5/1/23	14,000	15,089
	HCA Inc.	5.000%	3/15/24	96,830	107,896
	HCA Inc.	5.375%	2/1/25	5,023	5,597
	HCA Inc.	5.250%	4/15/25	47,142	54,189
[7]	Hill-Rom Holdings Inc.	4.375%	9/15/27	4,866	5,044
	Humana Inc.	3.850%	10/1/24	15,019	16,358
	Humana Inc.	4.500%	4/1/25	48,500	54,618
	Illumina Inc.	0.550%	3/23/23	24,500	24,511
[7]	Jazz Securities DAC	4.375%	1/15/29	695	711
	Laboratory Corp. of America Holdings	3.750%	8/23/22	53,265	55,082
	Laboratory Corp. of America Holdings	3.250%	9/1/24	12,680	13,585
	Laboratory Corp. of America Holdings	3.600%	2/1/25	11,700	12,710
	McKesson Corp.	2.700%	12/15/22	70,452	72,582
	McKesson Corp.	2.850%	3/15/23	29,215	30,311
	McKesson Corp.	3.796%	3/15/24	53,240	57,782
	McKesson Corp.	0.900%	12/3/25	33,940	33,455
[8]	Medtronic Global Holdings SCA	0.000%	3/15/23	53,115	64,203
	Medtronic Inc.	3.500%	3/15/25	24,718	27,210
	Merck & Co. Inc.	2.750%	2/10/25	12,355	13,201
[8]	Merck Financial Services GmbH	0.005%	12/15/23	2,900	3,500
[7]	Mylan Inc.	3.125%	1/15/23	27,015	28,109
[7]	Organon Finance 1 LLC	4.125%	4/30/28	9,705	9,954
	Perrigo Finance Unlimited Co.	3.900%	12/15/24	5,800	6,207
	Pfizer Inc.	0.800%	5/28/25	29,910	29,973
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	12,694
[7]	Royalty Pharma plc	0.750%	9/2/23	55,500	55,484
[7]	Royalty Pharma plc	1.200%	9/2/25	37,250	36,850
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	67,355	70,739
	SSM Health Care Corp.	3.688%	6/1/23	41,340	43,693
	Stryker Corp.	3.375%	5/15/24	4,750	5,111
	Stryker Corp.	1.150%	6/15/25	48,500	48,606
[7]	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	14,653	14,852
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	39,836	43,520
[7]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,589
[7]	Tenet Healthcare Corp.	7.500%	4/1/25	660	711
[7]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	6,492
	Thermo Fisher Scientific Inc.	4.133%	3/25/25	21,067	23,444
[8]	Thermo Fisher Scientific Inc.	1.400%	1/23/26	1,400	1,781
	UnitedHealth Group Inc.	2.375%	10/15/22	13,635	14,053
	UnitedHealth Group Inc.	2.875%	3/15/23	21,315	22,333
	UnitedHealth Group Inc.	3.500%	2/15/24	44,480	48,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.375%	8/15/24	49,992	52,883
	UnitedHealth Group Inc.	3.750%	7/15/25	8,402	9,354
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	10,402
[8]	Upjohn Finance BV	0.816%	6/23/22	29,010	35,265
	Utah Acquisition Sub Inc.	3.150%	6/15/21	38,500	38,580
[8]	Utah Acquisition Sub Inc.	2.250%	11/22/24	21,590	27,710
[7]	Viatris Inc.	1.125%	6/22/22	65,500	65,894
[7]	Viatris Inc.	1.650%	6/22/25	55,181	55,721
	Zimmer Biomet Holdings Inc.	3.150%	4/1/22	11,000	11,229
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	45,653	49,801
	Zoetis Inc.	3.250%	2/1/23	12,665	13,194
	Zoetis Inc.	4.500%	11/13/25	29,000	32,971
					5,415,688
Industrials (5.3%)
	3M Co.	2.650%	4/15/25	19,255	20,544
[4,7]	Air Canada Class B Series 2013-1B Pass Through Trust	5.375%	11/15/22	6,549	6,551
[7]	Airbus Finance BV	2.700%	4/17/23	5,982	6,225
[7]	Allison Transmission Inc.	4.750%	10/1/27	3,993	4,190
[7]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	8,385
[7]	Aramark Services Inc.	6.375%	5/1/25	5,150	5,478
	Aramark Services Inc.	4.750%	6/1/26	1,440	1,477
[7]	Aramark Services Inc.	5.000%	2/1/28	1,100	1,151
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	9,320	7,736
[10]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	12,690	10,096
	Block Financial LLC	5.250%	10/1/25	4,600	5,192
	Boeing Co.	2.700%	5/1/22	14,095	14,380
	Boeing Co.	1.167%	2/4/23	5,800	5,824
	Boeing Co.	4.508%	5/1/23	174,223	186,064
	Boeing Co.	1.875%	6/15/23	19,781	20,190
	Boeing Co.	1.433%	2/4/24	222,700	223,372
	Boeing Co.	2.800%	3/1/24	28,830	30,218
	Boeing Co.	2.850%	10/30/24	7,500	7,868
	Boeing Co.	4.875%	5/1/25	132,945	149,241
	Boeing Co.	2.600%	10/30/25	10,553	10,943
	Boeing Co.	2.196%	2/4/26	388,100	388,565
	Burlington Northern Santa Fe LLC	3.750%	4/1/24	9,480	10,269
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	20,265	21,993
	Burlington Northern Santa Fe LLC	3.000%	4/1/25	1,590	1,713
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	19,786
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	10,173
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,761
	Carrier Global Corp.	2.242%	2/15/25	138,435	144,460
	Caterpillar Financial Services Corp.	0.450%	9/14/23	66,125	66,325
	Caterpillar Financial Services Corp.	3.750%	11/24/23	5,295	5,751
	Caterpillar Financial Services Corp.	2.850%	5/17/24	10,430	11,148
	Caterpillar Financial Services Corp.	3.300%	6/9/24	21,755	23,572
	Caterpillar Financial Services Corp.	2.150%	11/8/24	11,305	11,873
	Caterpillar Financial Services Corp.	0.800%	11/13/25	28,400	28,165
	Caterpillar Inc.	3.400%	5/15/24	12,600	13,654
[7]	Clark Equipment Co.	5.875%	6/1/25	1,790	1,896
[7]	Clean Harbors Inc.	4.875%	7/15/27	7,034	7,331
[7]	Clean Harbors Inc.	5.125%	7/15/29	800	865
	CNH Industrial Capital LLC	3.875%	10/15/21	7,362	7,471
	CNH Industrial Capital LLC	4.375%	4/5/22	22,700	23,493
	CNH Industrial Capital LLC	1.950%	7/2/23	23,960	24,630

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CNH Industrial Capital LLC	1.875%	1/15/26	6,175	6,275
	CNH Industrial NV	4.500%	8/15/23	48,980	53,078
	CSX Corp.	3.400%	8/1/24	51,900	56,176
	CSX Corp.	3.350%	11/1/25	4,021	4,398
[4]	CSX Transportation Inc.	6.251%	1/15/23	1,895	2,058
	Cummins Inc.	0.750%	9/1/25	6,705	6,637
	Deere & Co.	2.750%	4/15/25	21,290	22,842
[4]	Delta Air Lines Class A Series 2007-1 Pass Through Trust	6.821%	2/10/24	3,454	3,626
[4]	Delta Air Lines Class B Series 2007-1 Pass Through Trust	8.021%	2/10/24	4,050	4,231
	Delta Air Lines Inc.	2.900%	10/28/24	2,105	2,124
[7]	Delta Air Lines Inc.	7.000%	5/1/25	47,574	55,345
[4,7]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.500%	10/20/25	67,569	72,458
	Dover Corp.	3.150%	11/15/25	6,115	6,599
	Embraer Netherlands Finance BV	5.050%	6/15/25	3,078	3,233
	Embraer Netherlands Finance BV	5.400%	2/1/27	2,365	2,493
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,363
	Embraer SA	5.150%	6/15/22	21,700	22,384
	FedEx Corp.	3.200%	2/1/25	9,625	10,489
	General Dynamics Corp.	3.250%	4/1/25	51,954	56,503
	General Dynamics Corp.	3.500%	5/15/25	31,690	34,889
[7]	H&E Equipment Services Inc.	3.875%	12/15/28	6,010	5,892
[7]	Heathrow Funding Ltd.	4.875%	7/15/23	44,470	44,816
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	2,915	5,087
[8]	Honeywell International Inc.	0.000%	3/10/24	7,500	9,063
	Honeywell International Inc.	1.350%	6/1/25	27,400	27,951
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,717	66,297
	John Deere Capital Corp.	2.650%	6/24/24	2,520	2,683
[8]	John Deere Cash Management SA	1.375%	4/2/24	14,505	18,240
	Johnson Controls International plc	3.625%	7/2/24	8,998	9,721
	L3Harris Technologies Inc.	3.850%	6/15/23	119,000	126,786
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	14,894
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	5,084
	Lennox International Inc.	1.350%	8/1/25	6,770	6,762
	Lockheed Martin Corp.	2.900%	3/1/25	3,855	4,139
	Lockheed Martin Corp.	3.550%	1/15/26	12,099	13,430
[7]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	96,101	105,427
[7]	Mueller Water Products Inc.	5.500%	6/15/26	1,700	1,756
[6,10]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	1.490%	7/12/24	5,900	4,491
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	8,617
	Norfolk Southern Corp.	2.900%	6/15/26	10,060	10,844
	Northrop Grumman Corp.	2.930%	1/15/25	65,480	70,113
	Otis Worldwide Corp.	2.056%	4/5/25	79,710	82,858
	Parker-Hannifin Corp.	3.500%	9/15/22	5,800	6,043
	Parker-Hannifin Corp.	3.300%	11/21/24	9,810	10,574
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,683
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	3/14/23	10,169	10,541
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	4,340	4,661
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,977	66,718
[7]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,835	58,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Precision Castparts Corp.	2.500%	1/15/23	7,962	8,221
[10]	Qantas Airways Ltd.	7.500%	6/11/21	41,500	32,184
[10]	Qantas Airways Ltd.	7.750%	5/19/22	37,020	30,411
[10]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	5,280	4,256
	Raytheon Technologies Corp.	2.800%	3/15/22	81,866	83,487
	Raytheon Technologies Corp.	2.500%	12/15/22	41,910	43,123
	Raytheon Technologies Corp.	3.650%	8/16/23	10,178	10,863
	Raytheon Technologies Corp.	3.200%	3/15/24	142,359	151,924
	Raytheon Technologies Corp.	3.950%	8/16/25	50,870	56,787
	Republic Services Inc.	2.500%	8/15/24	1,182	1,247
	Republic Services Inc.	3.200%	3/15/25	11,715	12,616
	Republic Services Inc.	0.875%	11/15/25	14,500	14,335
[7]	Rolls-Royce plc	3.625%	10/14/25	3,015	3,043
[7]	Rolls-Royce plc	5.750%	10/15/27	7,101	7,637
	Ryder System Inc.	2.875%	6/1/22	43,650	44,723
	Ryder System Inc.	2.500%	9/1/22	14,200	14,559
	Ryder System Inc.	3.650%	3/18/24	72,895	78,672
[7]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	73,340	73,496
	Southwest Airlines Co.	2.750%	11/16/22	29,000	29,822
	Southwest Airlines Co.	4.750%	5/4/23	84,507	91,291
	Southwest Airlines Co.	5.250%	5/4/25	39,661	45,437
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	23,264
	Teledyne Technologies Inc.	1.600%	4/1/26	58,250	58,366
	TransDigm Inc.	6.500%	5/15/25	1,500	1,525
[7]	TransDigm Inc.	8.000%	12/15/25	6,865	7,458
[7]	TransDigm Inc.	6.250%	3/15/26	6,000	6,353
	TransDigm Inc.	5.500%	11/15/27	4,600	4,785
	Tyco Electronics Group SA	3.500%	2/3/22	41,318	41,981
	Tyco Electronics Group SA	3.450%	8/1/24	26,462	28,523
[4]	UAL Series 2007-1 Pass Through Trust	6.636%	1/2/24	11,851	12,273
	Union Pacific Corp.	2.950%	3/1/22	25,790	26,370
	Union Pacific Corp.	2.950%	1/15/23	22,500	23,314
	Union Pacific Corp.	3.500%	6/8/23	29,614	31,429
	Union Pacific Corp.	3.646%	2/15/24	9,600	10,338
	Union Pacific Corp.	3.150%	3/1/24	47,090	50,398
	Union Pacific Corp.	3.250%	1/15/25	1,415	1,528
	Union Pacific Corp.	3.250%	8/15/25	6,872	7,462
	Union Pacific Corp.	2.750%	3/1/26	8,717	9,311
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	9,414	9,816
	United Airlines Holdings Inc.	4.875%	1/15/25	4,330	4,390
[7]	United Airlines Inc.	4.375%	4/15/26	7,715	8,005
[8]	United Parcel Service Inc.	0.375%	11/15/23	12,145	14,809
	United Parcel Service Inc.	2.200%	9/1/24	78	82
	United Rentals North America Inc.	3.875%	11/15/27	6,023	6,309
[4]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	4,325	4,317
	Waste Management Inc.	2.400%	5/15/23	1,600	1,660
	Waste Management Inc.	0.750%	11/15/25	22,100	21,851
[7]	WESCO Distribution Inc.	7.250%	6/15/28	4,611	5,116
[10]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	8,030
					4,050,806
Materials (2.0%)
[7]	Air Liquide Finance SA	2.250%	9/27/23	44,520	46,313
[7]	Air Liquide Finance SA	2.500%	9/27/26	200	211
[7]	Arconic Corp.	6.000%	5/15/25	1,058	1,131
[7]	Arconic Rolled Products Corp.	6.125%	2/15/28	2,224	2,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc	3.250%	9/1/28	3,407	3,363
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	8,419
[7]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	5,030	5,174
[7]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,494
	Ball Corp.	5.000%	3/15/22	875	905
	Ball Corp.	4.000%	11/15/23	7,285	7,732
	Ball Corp.	4.875%	3/15/26	2,775	3,113
[8]	BASF SE	2.500%	1/22/24	4,400	5,647
[7]	Berry Global Inc.	0.950%	2/15/24	67,435	67,354
[7]	Berry Global Inc.	1.570%	1/15/26	72,398	71,922
[7]	Berry Global Inc.	4.875%	7/15/26	6,265	6,634
[7]	Berry Global Inc.	5.625%	7/15/27	22,883	24,358
	BHP Billiton Finance USA Ltd.	3.850%	9/30/23	4,225	4,571
[7]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	1,560	1,691
[7]	CANPACK SA / Eastern PA Land Investment Holding LLC	3.125%	11/1/25	1,792	1,821
[7]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	64,251	67,624
[8]	CRH Finland Services Oyj	0.875%	11/5/23	2,900	3,571
	Dow Chemical Co.	3.500%	10/1/24	17,350	18,739
	Dow Chemical Co.	4.550%	11/30/25	24,580	27,958
	Dow Chemical Co.	3.625%	5/15/26	16,033	17,692
	DuPont de Nemours Inc.	4.205%	11/15/23	105,429	114,450
	DuPont de Nemours Inc.	4.493%	11/15/25	63,465	72,123
	Eastman Chemical Co.	3.600%	8/15/22	19,770	20,400
	Eastman Chemical Co.	3.800%	3/15/25	22,387	24,477
	EI du Pont de Nemours and Co.	1.700%	7/15/25	9,510	9,776
[7]	Element Solutions Inc.	3.875%	9/1/28	3,447	3,439
[8]	Evonik Finance BV	0.375%	9/7/24	2,300	2,801
	FMC Corp.	3.950%	2/1/22	19,660	19,994
[7]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	1,040	1,124
	Freeport-McMoRan Inc.	4.550%	11/14/24	18,080	19,758
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	8,771
[7]	Georgia-Pacific LLC	0.625%	5/15/24	146,305	145,885
[7]	Georgia-Pacific LLC	1.750%	9/30/25	71,540	73,190
[7]	Georgia-Pacific LLC	0.950%	5/15/26	36,660	35,813
[7]	Graphic Packaging International LLC	0.821%	4/15/24	33,975	33,834
[7]	Graphic Packaging International LLC	3.500%	3/15/28	625	624
[7]	Graphic Packaging International LLC	3.500%	3/1/29	1,775	1,753
[7]	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	20,675	21,160
[7]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	26,370
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,593
[7]	Ingevity Corp.	3.875%	11/1/28	2,075	2,067
[7]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	2,063	2,094
	LYB International Finance BV	4.000%	7/15/23	37,418	40,170
	LYB International Finance III LLC	2.875%	5/1/25	17,655	18,789
	LYB International Finance III LLC	1.250%	10/1/25	15,905	15,892
	LyondellBasell Industries NV	5.750%	4/15/24	56,973	64,374
	Mosaic Co.	4.250%	11/15/23	20,576	22,224
	Newmont Corp.	3.500%	3/15/22	40	41

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	3.700%	3/15/23	12,821	13,444
	Nucor Corp.	2.000%	6/1/25	14,030	14,527
	Nutrien Ltd.	3.150%	10/1/22	16,948	17,466
	Nutrien Ltd.	1.900%	5/13/23	34,911	35,829
	Nutrien Ltd.	3.500%	6/1/23	8,604	9,054
	Nutrien Ltd.	3.625%	3/15/24	5,189	5,579
	Nutrien Ltd.	3.375%	3/15/25	6,310	6,824
[7]	Nutrition & Biosciences Inc.	0.697%	9/15/22	16,395	16,426
[7]	OCI NV	5.250%	11/1/24	1,512	1,574
[7]	OCI NV	4.625%	10/15/25	1,584	1,655
	Packaging Corp. of America	3.650%	9/15/24	339	368
	PPG Industries Inc.	1.200%	3/15/26	31,690	31,475
[7]	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	6,921	6,843
	Rio Tinto Finance USA Ltd.	3.750%	6/15/25	4,495	4,981
	Sherwin-Williams Co.	4.200%	1/15/22	1,581	1,607
	Sherwin-Williams Co.	3.125%	6/1/24	43	46
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	15,446
	Steel Dynamics Inc.	2.400%	6/15/25	16,055	16,788
[7]	Trivium Packaging Finance BV	5.500%	8/15/26	400	418
[7]	Trivium Packaging Finance BV	8.500%	8/15/27	3,387	3,647
	WestRock RKT LLC	4.000%	3/1/23	37,452	39,418
	WRKCo Inc.	3.000%	9/15/24	38,578	41,051
	WRKCo Inc.	3.750%	3/15/25	8,107	8,874
					1,497,128
Real Estate (2.7%)
[9]	Akelius Residential Property AB	2.375%	8/15/25	1,941	2,799
[10]	Ale Direct Property Trust	4.000%	8/20/22	10,880	8,581
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	69,140	75,314
	American Campus Communities Operating Partnership LP	3.750%	4/15/23	6,800	7,165
	American Campus Communities Operating Partnership LP	4.125%	7/1/24	25,730	28,125
	American Tower Corp.	3.000%	6/15/23	58,755	61,724
	American Tower Corp.	0.600%	1/15/24	48,370	48,303
	American Tower Corp.	3.375%	5/15/24	26,786	28,741
	American Tower Corp.	2.950%	1/15/25	9,754	10,377
	American Tower Corp.	2.400%	3/15/25	63,857	66,775
	American Tower Corp.	4.000%	6/1/25	13,200	14,593
	American Tower Corp.	1.600%	4/15/26	38,840	39,061
[8]	Aroundtown SA	0.375%	9/23/22	54,200	65,516
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	12,454
	Boston Properties LP	3.125%	9/1/23	42,320	44,469
	Boston Properties LP	3.200%	1/15/25	12,424	13,316
	Brandywine Operating Partnership LP	3.950%	2/15/23	11,910	12,445
	Brandywine Operating Partnership LP	4.100%	10/1/24	7,205	7,791
	Brixmor Operating Partnership LP	3.650%	6/15/24	33,550	36,230
	Brixmor Operating Partnership LP	3.850%	2/1/25	12,249	13,314
	Camden Property Trust	2.950%	12/15/22	34,360	35,587
	Camden Property Trust	4.875%	6/15/23	3,435	3,703
	Camden Property Trust	4.250%	1/15/24	46,982	50,978
	Camden Property Trust	3.500%	9/15/24	2,785	3,008
	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849%	4/15/23	29,741	31,633
	Corporate Office Properties LP	5.000%	7/1/25	2,420	2,729
	Corporate Office Properties LP	2.250%	3/15/26	31,330	32,148
	Crown Castle International Corp.	3.150%	7/15/23	41,835	44,116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle International Corp.	3.200%	9/1/24	69,394	74,378
	Crown Castle International Corp.	1.350%	7/15/25	29,140	29,303
	Crown Castle International Corp.	3.700%	6/15/26	45,719	50,307
	Crown Castle International Corp.	1.050%	7/15/26	48,515	47,287
	CubeSmart LP	4.375%	12/15/23	9,148	9,937
	CubeSmart LP	4.000%	11/15/25	7,260	8,019
	Digital Realty Trust LP	4.750%	10/1/25	12,310	14,029
	Duke Realty LP	3.750%	12/1/24	2,760	3,018
	Duke Realty LP	3.250%	6/30/26	11,070	12,033
	ERP Operating LP	3.000%	4/15/23	46,795	48,875
	Essex Portfolio LP	3.375%	1/15/23	4,160	4,331
	Federal Realty Investment Trust	2.750%	6/1/23	12,700	13,207
	Federal Realty Investment Trust	3.950%	1/15/24	21,934	23,670
	Healthpeak Properties Inc.	3.400%	2/1/25	16,975	18,333
	Highwoods Realty LP	3.625%	1/15/23	5,280	5,481
	Kilroy Realty LP	3.450%	12/15/24	5,410	5,781
	Kilroy Realty LP	4.375%	10/1/25	2,910	3,230
	Kimco Realty Corp.	3.125%	6/1/23	26,640	27,898
	Kimco Realty Corp.	2.700%	3/1/24	28,329	29,794
	Kimco Realty Corp.	3.300%	2/1/25	50,590	54,464
[8]	Kojamo Oyj	1.625%	3/7/25	1,000	1,258
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	10,542	11,368
[7]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	4,492	4,785
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	1,086	1,149
	Mid-America Apartments LP	4.300%	10/15/23	2,000	2,157
	Mid-America Apartments LP	3.750%	6/15/24	4,540	4,909
	National Retail Properties Inc.	3.900%	6/15/24	25,562	27,756
	National Retail Properties Inc.	4.000%	11/15/25	9,593	10,586
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,572
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	17,825
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,690	11,659
	Omega Healthcare Investors Inc.	5.250%	1/15/26	9,700	11,095
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.125%	3/20/22	54,524	55,734
[7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	6,627
[7]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	1,225	1,338
	Realty Income Corp.	3.875%	7/15/24	5,851	6,383
	Realty Income Corp.	3.875%	4/15/25	27,930	30,844
	Realty Income Corp.	0.750%	3/15/26	9,960	9,664
	Regency Centers LP	3.750%	6/15/24	1,115	1,198
	Sabra Health Care LP	4.800%	6/1/24	50,994	55,913
[7]	Sba Communications Corp.	3.125%	2/1/29	6,055	5,802
	Simon Property Group LP	2.350%	1/30/22	28,290	28,567
	Simon Property Group LP	2.625%	6/15/22	3,850	3,926
	Simon Property Group LP	2.750%	2/1/23	5,300	5,484
	Simon Property Group LP	2.750%	6/1/23	16,123	16,772
	Simon Property Group LP	3.750%	2/1/24	30,620	33,007
	Simon Property Group LP	2.000%	9/13/24	79,690	82,602
	Simon Property Group LP	3.375%	10/1/24	30,089	32,411
	Simon Property Group LP	3.500%	9/1/25	28,786	31,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	8,515
[7]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	1,125	1,122
	Ventas Realty LP	3.125%	6/15/23	13,265	13,873
	Ventas Realty LP	3.500%	4/15/24	1,745	1,881
	Ventas Realty LP	3.750%	5/1/24	6,012	6,493
	Ventas Realty LP	2.650%	1/15/25	12,310	12,972
	Ventas Realty LP	3.500%	2/1/25	4,820	5,227
	VEREIT Operating Partnership LP	4.600%	2/6/24	35,527	38,893
	VEREIT Operating Partnership LP	4.625%	11/1/25	46,632	52,962
	VEREIT Operating Partnership LP	4.875%	6/1/26	5,175	5,990
[8]	Vonovia Finance BV	1.500%	3/22/26	1,300	1,672
[7]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	7,582
	Weingarten Realty Investors	3.500%	4/15/23	9,910	10,389
	Weingarten Realty Investors	4.450%	1/15/24	11,302	12,245
	Welltower Inc.	3.625%	3/15/24	26,462	28,584
	Welltower Inc.	4.000%	6/1/25	47,713	52,929
					2,060,547
Technology (3.8%)
	Analog Devices Inc.	2.950%	4/1/25	12,190	13,051
	Apple Inc.	3.000%	2/9/24	38,325	40,907
	Apple Inc.	3.450%	5/6/24	49,061	53,449
	Apple Inc.	2.850%	5/11/24	87,970	93,904
	Apple Inc.	2.750%	1/13/25	38,558	41,316
	Apple Inc.	0.700%	2/8/26	120,376	118,950
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	11,899	12,745
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	20,490
	Broadcom Inc.	3.625%	10/15/24	73,287	79,701
	Broadcom Inc.	4.700%	4/15/25	93,309	105,372
	Broadcom Inc.	3.150%	11/15/25	39,911	42,766
	Broadcom Inc.	4.250%	4/15/26	51,447	57,433
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	2,960	3,087
	Citrix Systems Inc.	1.250%	3/1/26	19,405	19,232
[7]	CommScope Inc.	5.500%	3/1/24	3,270	3,371
[7]	CommScope Inc.	6.000%	3/1/26	2,321	2,446
[7]	CommScope Inc.	8.250%	3/1/27	612	655
[7]	CommScope Inc.	7.125%	7/1/28	1,801	1,942
[7]	CommScope Technologies Finance LLC	6.000%	6/15/25	2,910	2,962
[7]	Dell International LLC / EMC Corp.	5.450%	6/15/23	42,996	46,904
[7]	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	31,740
[7]	Dell International LLC / EMC Corp.	5.850%	7/15/25	71,657	84,016
[7]	Dell International LLC / EMC Corp.	6.020%	6/15/26	62,605	74,735
[7]	Dell International LLC / EMC Corp.	4.900%	10/1/26	14,325	16,466
[7]	Entegris Inc.	3.625%	5/1/29	2,125	2,157
	Equifax Inc.	3.950%	6/15/23	9,450	10,108
	Equifax Inc.	2.600%	12/1/24	95,144	100,743
[8]	Fidelity National Information Services Inc.	0.125%	12/3/22	33,950	41,005
[8]	Fidelity National Information Services Inc.	0.750%	5/21/23	16,256	19,871
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	30,985
	Fiserv Inc.	3.800%	10/1/23	2,528	2,717
	Fiserv Inc.	2.750%	7/1/24	162,005	171,919
	Fiserv Inc.	3.200%	7/1/26	375	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	1.200%	3/1/26	29,500	29,180
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	37,385	39,228
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	19,340	22,061
	HP Inc.	2.200%	6/17/25	86,341	89,880
	Intel Corp.	3.700%	7/29/25	6,650	7,378
[8]	International Business Machines Corp.	0.375%	1/31/23	19,400	23,588
	International Business Machines Corp.	3.625%	2/12/24	36,694	39,846
	International Business Machines Corp.	3.000%	5/15/24	73,405	78,774
	International Business Machines Corp.	3.300%	5/15/26	9,670	10,611
	Intuit Inc.	0.950%	7/15/25	1,950	1,956
	Juniper Networks Inc.	1.200%	12/10/25	41,930	41,540
	Marvell Technology Group Ltd.	4.200%	6/22/23	29,250	31,054
	Micron Technology Inc.	2.497%	4/24/23	8,030	8,326
	Micron Technology Inc.	4.640%	2/6/24	23,880	26,288
	Microsoft Corp.	3.125%	11/3/25	8,570	9,379
[7]	NCR Corp.	8.125%	4/15/25	1,940	2,123
[7]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	1,365	1,455
[7]	NXP BV / NXP Funding LLC	3.875%	9/1/22	107,314	111,861
[7]	NXP BV / NXP Funding LLC	4.625%	6/1/23	22,660	24,471
[7]	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	87,420
	Oracle Corp.	2.625%	2/15/23	34,041	35,322
	Oracle Corp.	3.625%	7/15/23	4,650	4,966
	Oracle Corp.	2.400%	9/15/23	107,713	112,061
	Oracle Corp.	3.400%	7/8/24	31,165	33,585
	Oracle Corp.	2.950%	11/15/24	43,813	46,836
	Oracle Corp.	2.500%	4/1/25	86,750	91,340
	Oracle Corp.	2.950%	5/15/25	4,990	5,331
	Oracle Corp.	1.650%	3/25/26	137,840	139,249
	Oracle Corp.	2.650%	7/15/26	9,091	9,577
	PayPal Holdings Inc.	2.200%	9/26/22	109,948	112,760
[7]	Sabre GLBL Inc.	9.250%	4/15/25	1,305	1,564
[7]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	3,227
[7]	Seagate HDD Cayman	3.125%	7/15/29	4,835	4,653
[7]	SS&C Technologies Inc.	5.500%	9/30/27	5,951	6,316
	Verisk Analytics Inc.	5.800%	5/1/21	12,428	12,428
	Verisk Analytics Inc.	4.125%	9/12/22	18,719	19,629
	Verisk Analytics Inc.	4.000%	6/15/25	380	420
	Visa Inc.	3.150%	12/14/25	45,070	49,323
	VMware Inc.	2.950%	8/21/22	47,262	48,637
	VMware Inc.	4.500%	5/15/25	80,068	89,514
	Western Digital Corp.	4.750%	2/15/26	10,256	11,372
					2,872,080
Utilities (3.8%)
	AEP Texas Inc.	2.400%	10/1/22	22,670	23,256
	Ameren Corp.	2.500%	9/15/24	32,940	34,668
	Ameren Illinois Co.	3.250%	3/1/25	11,340	12,207
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	9,570
	Atmos Energy Corp.	0.625%	3/9/23	39,550	39,587
[6,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	0.435%	7/1/24	9,500	7,187
	Baltimore Gas and Electric Co.	2.800%	8/15/22	4,375	4,481
	Baltimore Gas and Electric Co.	3.350%	7/1/23	3,142	3,313
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	69,517	74,763
[8]	Cadent Finance plc	0.625%	9/22/24	14,465	17,772
[7]	Calpine Corp.	4.500%	2/15/28	7,320	7,395
	CenterPoint Energy Inc.	2.500%	9/1/22	15,280	15,666
	CenterPoint Energy Inc.	3.850%	2/1/24	2,467	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	31,670	31,685
	Clearway Energy Operating LLC	5.000%	9/15/26	6,997	7,226
	Comision Federal de Electricidad	4.875%	5/26/21	10,200	10,227
	Commonwealth Edison Co.	3.100%	11/1/24	5,620	6,031
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	40,291
	Dominion Energy Inc.	2.750%	9/15/22	35,582	36,472
[7]	Dominion Energy Inc.	2.450%	1/15/23	1,890	1,952
	Dominion Energy Inc.	3.300%	3/15/25	47,212	51,024
	Dominion Energy Inc.	1.450%	4/15/26	48,550	48,609
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	0.714%	9/15/23	31,810	31,848
	DTE Electric Co.	2.650%	6/15/22	970	989
	DTE Electric Co.	3.375%	3/1/25	298	322
	DTE Energy Co.	2.600%	6/15/22	38,240	39,119
	DTE Energy Co.	3.300%	6/15/22	32,818	33,682
	DTE Energy Co.	2.250%	11/1/22	80,850	82,982
	DTE Energy Co.	3.700%	8/1/23	67,545	71,940
	DTE Energy Co.	3.850%	12/1/23	5,227	5,614
	DTE Energy Co.	1.050%	6/1/25	19,010	18,943
	Duke Energy Corp.	3.227%	3/11/22	290,625	297,737
	Duke Energy Corp.	3.950%	10/15/23	15,085	16,205
	Duke Energy Corp.	3.750%	4/15/24	7,091	7,671
	Duke Energy Corp.	0.900%	9/15/25	43,565	42,937
	Duke Energy Ohio Inc.	3.800%	9/1/23	11,620	12,428
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	8,487
[9]	E.ON International Finance BV	5.500%	7/6/22	22,300	32,573
[9]	E.ON International Finance BV	5.625%	12/6/23	2,945	4,573
[8]	E.ON SE	0.375%	4/20/23	1,160	1,410
[7]	East Ohio Gas Co.	1.300%	6/15/25	6,315	6,344
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	12,700	13,546
	Eastern Energy Gas Holdings LLC	2.500%	11/15/24	4,830	5,084
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	19,135	20,829
[7]	Electricite de France SA	4.500%	9/21/28	16,050	18,545
[7]	Enel Finance International NV	2.875%	5/25/22	5,871	6,012
[7]	Engie SA	2.875%	10/10/22	10,649	11,000
[8]	Engie SA	0.875%	3/27/24	2,500	3,092
	Entergy Arkansas LLC	3.050%	6/1/23	7,190	7,521
	Entergy Arkansas LLC	3.700%	6/1/24	9,388	10,182
	Entergy Corp.	4.000%	7/15/22	41,151	42,691
	Entergy Corp.	0.900%	9/15/25	48,975	48,169
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	26,218
	Entergy Louisiana LLC	4.800%	5/1/21	11,445	11,445
	Entergy Louisiana LLC	4.050%	9/1/23	11,650	12,508
	Entergy Louisiana LLC	0.620%	11/17/23	30,780	30,815
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	9,895
[6,10]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.040%	1.077%	12/13/23	5,000	3,879
[8]	Eurogrid GmbH	1.875%	6/10/25	1,900	2,450
	Evergy Inc.	2.450%	9/15/24	48,500	50,909
	Eversource Energy	0.800%	8/15/25	11,595	11,407
	Exelon Corp.	3.950%	6/15/25	21,742	23,970
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,680
	Florida Power & Light Co.	2.850%	4/1/25	15,630	16,752
	Georgia Power Co.	2.200%	9/15/24	23,973	25,045
[8]	IE2 Holdco SAU	2.375%	11/27/23	19,400	24,583
[8]	IE2 Holdco SAU	2.875%	6/1/26	7,000	9,395
	ITC Holdings Corp.	2.700%	11/15/22	29,250	30,141
	Korea Midland Power Co. Ltd	2.375%	7/22/22	9,809	10,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	4,267	4,286
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	27,758	28,325
	LG&E and KU Energy LLC	4.375%	10/1/21	9,505	9,564
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,661
	MidAmerican Energy Co.	3.500%	10/15/24	1,000	1,086
	National Fuel Gas Co.	5.500%	1/15/26	9,705	11,249
[8]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	15,732
	National Rural Utilities Cooperative Finance Corp.	2.700%	2/15/23	9,777	10,129
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	800	848
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	51,745	52,999
	NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	2,895	3,004
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	93,210	93,456
	NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	34,601	37,052
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	36,353	38,769
[7]	NRG Energy Inc.	2.000%	12/2/25	18,522	18,606
	NRG Energy Inc.	7.250%	5/15/26	20,652	21,422
	NRG Energy Inc.	6.625%	1/15/27	4,969	5,176
	NSTAR Electric Co.	3.500%	9/15/21	11,140	11,181
	NSTAR Electric Co.	2.375%	10/15/22	16,235	16,623
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,600	3,710
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	47,575	50,423
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	13,637	14,583
	ONE Gas Inc.	0.850%	3/11/23	24,270	24,288
	Pacific Gas and Electric Co.	3.500%	6/15/25	9,665	10,237
	Pacific Gas and Electric Co.	3.450%	7/1/25	9,665	10,244
	PacifiCorp	3.600%	4/1/24	16,160	17,420
[7]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	2,223	2,257
	PECO Energy Co.	3.150%	10/15/25	3,885	4,190
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.500%	11/22/21	23,156	23,766
	Potomac Electric Power Co.	3.600%	3/15/24	10,425	11,206
	PPL Capital Funding Inc.	3.500%	12/1/22	9,215	9,587
	Progress Energy Inc.	3.150%	4/1/22	17,667	17,999
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	8,935
	Public Service Enterprise Group Inc.	2.650%	11/15/22	1,455	1,502
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	69,510
	Public Service Enterprise Group Inc.	0.800%	8/15/25	49,115	48,301
	Puget Energy Inc.	5.625%	7/15/22	47,334	49,555
[8]	Ren Finance BV	1.750%	6/1/23	3,000	3,742
	Sempra Energy	2.900%	2/1/23	16,585	17,247
	Southern California Edison Co.	0.700%	4/3/23	29,130	29,184
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	6,570	6,841
	Southern Power Co.	0.900%	1/15/26	9,700	9,509
	Southwestern Electric Power Co.	3.550%	2/15/22	13,170	13,388
	Southwestern Public Service Co.	3.300%	6/15/24	39,473	42,162
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	8,654	9,456
	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	16,600	16,939
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	10,775	11,405
	Tampa Electric Co.	5.400%	5/15/21	12,630	12,649
[8]	Transmission Finance DAC	1.500%	5/24/23	6,605	8,188
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	20,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,10]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	0.320%	1/15/22	56,190	43,115
	Virginia Electric and Power Co.	3.450%	9/1/22	23,690	24,466
	Virginia Electric and Power Co.	2.750%	3/15/23	4,599	4,779
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	17,720
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	9,220
	Virginia Electric and Power Co.	2.950%	11/15/26	1,890	2,032
[7]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	22,102
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	4,041
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,430
	WEC Energy Group Inc.	0.550%	9/15/23	53,165	53,191
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	48,645
	Xcel Energy Inc.	0.500%	10/15/23	19,300	19,336
					2,906,745
Total Corporate Bonds (Cost $55,122,940)					56,300,988
Sovereign Bonds (3.0%)
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	15,697
[7]	Banque Ouest Africaine de Developpement	5.500%	5/6/21	6,500	6,500
[7]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	17,455	19,289
[7]	CDP Financial Inc.	3.150%	7/24/24	24,580	26,594
	Corp. Andina de Fomento	4.375%	6/15/22	24,864	25,885
	Corp. Andina de Fomento	2.375%	5/12/23	29,050	30,043
	Corp. Andina de Fomento	1.625%	9/23/25	48,335	48,672
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	9,838	10,654
[7]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	10,309	9,798
	Dominican Republic	6.600%	1/28/24	4,125	4,640
[4]	Dominican Republic	5.875%	4/18/24	6,380	6,890
	Dominican Republic	5.500%	1/27/25	3,940	4,354
[7]	Dominican Republic	4.875%	9/23/32	6,750	7,065
[7]	Emirate of Abu Dhabi	2.125%	9/30/24	61,680	64,551
	Export-Import Bank of Korea	2.750%	1/25/22	2,500	2,542
	Federative Republic of Brazil	2.875%	6/6/25	14,873	15,214
	Federative Republic of Brazil	4.625%	1/13/28	2,946	3,162
	Fondo MIVIVIENDA SA	3.500%	1/31/23	31,766	32,762
[7]	Government of Bermuda	4.138%	1/3/23	6,000	6,331
[7]	Government of Bermuda	4.854%	2/6/24	2,861	3,146
	Kingdom of Morocco	4.250%	12/11/22	30,991	32,530
[7,8]	Kingdom of Morocco	1.375%	3/30/26	42,700	51,508
[8]	Kingdom of Morocco	1.375%	3/30/26	4,800	5,790
[7]	Kingdom of Saudi Arabia	2.375%	10/26/21	1,615	1,630
	Kingdom of Saudi Arabia	2.375%	10/26/21	94,403	94,499
	Kingdom of Saudi Arabia	4.000%	4/17/25	11,830	13,033
	Kingdom of Saudi Arabia	2.900%	10/22/25	20,665	21,971
	Korea Development Bank	4.625%	11/16/21	2,795	2,859
	Korea Development Bank	3.250%	2/19/24	12,205	13,123
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	11,764	12,174
[7]	Korea National Oil Corp.	2.875%	3/27/22	9,400	9,603
	Korea National Oil Corp.	0.875%	10/5/25	19,400	19,109
	KSA Sukuk Ltd.	2.894%	4/20/22	77,516	79,414
	KSA Sukuk Ltd.	3.628%	4/20/27	26,188	28,761
	Kuwait	2.750%	3/20/22	37,318	38,103
[8,16]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	20,637
	North American Development Bank	2.400%	10/26/22	711	727
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	21,339	21,896

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,956
	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	4,850	5,281
	Province of Nova Scotia	8.250%	7/30/22	12,785	13,991
	Republic of Azerbaijan	4.750%	3/18/24	15,236	16,588
[8]	Republic of Chile	1.625%	1/30/25	6,270	7,987
	Republic of Colombia	2.625%	3/15/23	24,376	25,066
	Republic of Colombia	4.000%	2/26/24	133,016	141,780
	Republic of Colombia	4.500%	1/28/26	26,674	29,260
	Republic of Colombia	10.375%	1/28/33	2,501	3,850
	Republic of Croatia	5.500%	4/4/23	29,565	32,367
	Republic of Guatemala	5.750%	6/6/22	16,593	17,473
	Republic of Hungary	5.375%	2/21/23	55,760	60,750
	Republic of Hungary	5.750%	11/22/23	55,959	63,259
[8]	Republic of Hungary	1.125%	4/28/26	30,800	38,941
[7]	Republic of Indonesia	3.700%	1/8/22	10,072	10,287
	Republic of Indonesia	3.700%	1/8/22	2,100	2,146
	Republic of Indonesia	3.750%	4/25/22	45,545	46,965
	Republic of Lithuania	6.625%	2/1/22	35,220	36,890
	Republic of Panama	4.000%	9/22/24	87,213	95,105
	Republic of Panama	3.750%	3/16/25	45,864	50,017
	Republic of Panama	7.125%	1/29/26	24,798	30,843
	Republic of Paraguay	4.625%	1/25/23	39,521	41,814
	Republic of Peru	7.350%	7/21/25	39,647	48,765
	Republic of Peru	2.392%	1/23/26	23,370	24,039
[8]	Republic of Philippines	0.000%	2/3/23	39,801	47,649
[8]	Republic of Philippines	0.250%	4/28/25	22,400	26,797
	Republic of Serbia	7.250%	9/28/21	56,526	57,968
[8]	Republic of Serbia	3.125%	5/15/27	71,905	95,044
	Republic of Slovenia	5.500%	10/26/22	11,740	12,626
[7]	Republic of Slovenia	5.250%	2/18/24	8,600	9,712
	Republic of South Africa	4.850%	9/27/27	8,800	9,284
	Republic of Trinidad & Tobago	4.375%	1/16/24	16,954	18,035
	Republic of Turkey	3.250%	3/23/23	12,970	12,728
	Republic of Uzbekistan	4.750%	2/20/24	8,540	9,106
	Romania	6.750%	2/7/22	2,672	2,801
	Romania	4.375%	8/22/23	12,480	13,540
	Romania	4.875%	1/22/24	7,934	8,808
[8]	Romania	2.750%	2/26/26	29,460	39,006
[8]	Romania	2.000%	12/8/26	29,194	37,583
[8]	Romania	2.500%	2/8/30	4,855	6,215
[7,8]	Romania	2.000%	4/14/33	19,425	23,037
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	21,160	22,736
	Sharjah Sukuk Program Ltd.	2.942%	6/10/27	6,844	7,026
[7]	Slovak Republic	4.375%	5/21/22	5,500	5,722
	Slovak Republic	4.375%	5/21/22	3,000	3,124
	Slovak Republic	5.850%	5/10/23	2,100	2,326
	State of Israel	3.150%	6/30/23	13,895	14,688
	State of Qatar	4.500%	1/20/22	14,555	15,000
	State of Qatar	3.375%	3/14/24	4,800	5,163
	State of Qatar	3.400%	4/16/25	56,767	61,861
	United Mexican States	3.750%	1/11/28	24,898	26,959
	United Mexican States	4.500%	4/22/29	16,797	18,858
	United Mexican States	3.250%	4/16/30	11,010	11,254
Total Sovereign Bonds (Cost $2,217,931)					2,283,232
Taxable Municipal Bonds (0.0%)
[17]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	13,409	17,280

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Mexico Educational Assistance Foundation Student Loan Revenue, 1M USD LIBOR + 0.700%		0.815%	1/2/25	5,076	5,081
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	4,575	5,031
Total Taxable Municipal Bonds (Cost $26,324)						27,392
					Shares
Common Stocks (0.1%)
Exchange-Traded Fund (0.1%)
[18]	Vanguard Short-Term Corporate Bond ETF (Cost $78,302)				967,764	80,063
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
[19]	Vanguard Market Liquidity Fund (Cost $1,564,365)		0.068%		15,647,092	1,564,709
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	1,680
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	1,693
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	1,654
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	1,767
						6,794
Put Swaptions
	5-Year CDX-NA-IG-S36-V1, Credit Protection Sold, Receives 1.000% Quarterly	CITNA	7/21/21	0.625%	110,210	117
	5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	7/21/21	1.060%	194,700	970

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	58,360	430
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	38,860	287

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	8/18/21	1.060%	27,485	203
					2,007
Total Options Purchased (Cost $13,592)					8,801
Total Investments (99.3%) (Cost $74,592,494)					76,045,594
Other Assets and Liabilities—Net (0.7%)					515,684
Net Assets (100%)					76,561,278
Cost is in $000.
1	Securities with a value of $67,450,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $58,435,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $31,968,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2021, the aggregate value was $10,002,553,000, representing 13.1% of net assets.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2021.
12	Guaranteed by multiple countries.
13	Face amount denominated in Canadian dollars.
14	Non-income-producing security—security in default.
15	Security value determined using significant unobservable inputs.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12M—12-month.
1M—1-month.
1YR—1-year.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
CMT—Constant Maturing Treasury Rate.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	June 2021	680	89,781	(6)
2-Year U.S. Treasury Note	June 2021	9,355	2,065,189	(1,012)
5-Year U.S. Treasury Note	June 2021	25,944	3,215,435	7,079
Long U.S. Treasury Bond	June 2021	76	11,951	(256)
				5,805

Short Futures Contracts
5-Year Government of Canada Bond	June 2021	(231)	(23,744)	172
AUD 10-Year Treasury Bond	June 2021	(175)	(18,791)	4
AUD 3-Year Treasury Bond	June 2021	(838)	(75,611)	(43)
Euro-Bobl	June 2021	(3,832)	(620,704)	1,300
Euro-Bund	June 2021	(475)	(97,082)	342
Euro-Buxl	June 2021	(12)	(2,913)	117
Euro-Schatz	June 2021	(5,536)	(745,966)	200
Long Gilt	June 2021	(667)	(117,605)	1,098
Ultra 10-Year U.S. Treasury Note	June 2021	(314)	(45,702)	112
				3,302
				9,107

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	5/28/21	AUD	37,296	USD	28,768	—	(33)
Bank of America, N.A.	5/28/21	EUR	39,000	USD	47,330	—	(416)
State Street Bank & Trust Co.	5/28/21	USD	723,733	AUD	931,438	6,104	—
State Street Bank & Trust Co.	5/28/21	USD	40,574	CAD	49,853	12	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	1,040,592	EUR	860,073	5,984	—
BNP Paribas	5/28/21	USD	692,353	EUR	573,140	2,907	—
Citibank, N.A.	5/28/21	USD	302,195	EUR	250,000	1,463	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	5/28/21	USD	456,245	GBP	327,979	3,262	—
Morgan Stanley Capital Services Inc.	5/28/21	USD	154	JPY	16,803	1	—
						19,733	(449)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S34-V1	6/21/25	USD	387,474	1.000	8,234	12,930
CDX-NA-IG-S36-V1	6/23/26	USD	1,452,490	1.000	37,783	5,243
					46,017	18,173

Credit Protection Purchased
CDX-NA-HY-S36-V1	6/23/26	USD	38,860	(5.000)	(4,054)	(182)
					41,963	17,991
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Ba1	12/23/25	GSI	3,270	1.000	30	22	8	—
American Express Co./A3	12/23/25	GSI	3,270	1.000	108	100	8	—
American International Group Inc./Baa1	12/23/25	GSI	3,270	1.000	61	43	18	—
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	259	92	167	—
Berkshire Hathaway Inc./Aa2	6/21/22	BARC	32,955	1.000	376	126	250	—
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	(19)	(18)	—	(1)
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	114	371	—	(257)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Chubb Ina Holdings Inc./A3	12/23/25	GSI	3,270	1.000	120	113	7	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	105	90	15	—
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	89	71	18	—
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	108	88	20	—
Dow Chemical Co./Baa2	12/23/25	GSI	3,270	1.000	66	58	8	—
Enbridge Inc./Baa2	12/23/25	GSI	3,270	1.000	56	52	4	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	48	17	31	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	14	(3)	17	—
International Business Machines Corp./A2	12/23/25	GSI	3,270	1.000	106	93	13	—
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	85	71	14	—
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	54	40	14	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	112	93	19	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	34	28	6	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	118	108	10	—
Metlife Inc./A3	12/21/21	BARC	6,575	1.000	46	2	44	—
MetLife Inc./A3	12/23/25	GSI	3,270	1.000	82	68	14	—
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	103	83	20	—
People’s Republic of China/A1	6/21/24	GSI	20,715	1.000	552	299	253	—
People’s Republic of China/A1	6/21/22	BNPSW	26,335	1.000	309	52	257	—
Petroleos Mexicanos/Ba2	6/22/21	MSCS	89,950	1.000	46	(136)	182	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	80	68	12	—
Republic of Indonesia/Baa2	6/23/26	MSCS	27,336	1.000	341	165	176	—
Republic of Peru/A3	6/23/26	JPMC	10,980	1.000	56	107	—	(51)
Russian Foreign Bond/Baa3	6/23/26	CITNA	9,750	1.000	22	(2)	24	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Russian Foreign Bond/Baa3	6/23/26	GSI	19,100	1.000	43	(5)	48	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	43	43	—	—
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	110	99	11	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	84	68	16	—
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	439	190	249	—
					4,400	2,756	1,953	(309)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(367)	(134)	—	(233)
Bank of China Ltd.	6/21/22	BNPSW	26,335	(1.000)	(291)	(1)	—	(290)
Bank of China Ltd.	12/21/21	BNPSW	13,100	(1.000)	(91)	6	—	(97)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	(23)	596	—	(619)
Commerzbank AG	6/22/21	BOANA	24,410	(1.000)	(53)	8	—	(61)
CVS Health Corp.	12/21/21	BARC	19,535	(1.000)	(134)	(82)	—	(52)
CVS Health Corp.	12/21/21	BARC	6,620	(1.000)	(45)	(27)	—	(18)
CVS Health Corp.	12/21/21	JPMC	29,300	(1.000)	(200)	(107)	—	(93)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(225)	(31)	—	(194)
Lincoln National Corp.	12/21/21	BARC	6,575	(1.000)	(45)	2	—	(47)
Lincoln National Corp.	6/22/21	BARC	3,340	(1.000)	(9)	2	—	(11)
Lincoln National Corp.	6/22/21	BARC	3,335	(1.000)	(9)	2	—	(11)
McDonald’s Corp.	6/21/22	GSI	26,675	(1.000)	(313)	(192)	—	(121)
Raytheon Co.	12/21/21	GSI	24,420	(1.000)	(180)	(113)	—	(67)
Raytheon Co.	12/21/21	GSI	24,415	(1.000)	(180)	(112)	—	(68)
Republic of Colombia	6/23/26	GSI	18,525	(1.000)	224	272	—	(48)
Republic of Colombia	6/23/26	MSCS	3,720	(1.000)	45	58	—	(13)
Republic of South Africa	6/23/26	GSI	12,080	(1.000)	657	749	—	(92)
Republic of Turkey	6/23/26	MSCS	5,960	(1.000)	837	597	240	—
Societe Generale SA	12/21/21	JPMC	9,765	(1.000)	(59)	(8)	—	(51)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Standard Chartered plc	12/21/21	JPMC	16,475	(1.000)	(118)	5	—	(123)
State of Qatar	6/21/22	BOANA	1,500	(1.000)	(16)	4	—	(20)
State of Qatar	6/21/22	CITNA	3,450	(1.000)	(38)	9	—	(47)
					(633)	1,503	240	(2,376)
					3,767	4,259	2,193	(2,685)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At April 30, 2021, the counterparties had deposited in a segregated account securities with a value of $3,781,000 and cash of $3,621,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
9/6/22	N/A	100	0.070[1]	(0.040)[2]	1	1
6/16/23	6/16/21[3]	184,775	0.000[4]	(0.000)[5]	517	(27)
6/17/24	6/16/21[3]	111,835	0.000[4]	(0.000)[5]	1,092	(18)
6/16/25	6/16/21[3]	114,359	0.000[4]	(0.250)[5]	1,401	45
6/16/26	6/16/21[3]	58,068	0.000[4]	(0.250)[5]	1,507	72
6/16/28	6/16/21[3]	101,218	0.000[4]	(0.500)[5]	4,226	315
					8,744	388
1	Based on 1-Day USD Overnight Fed Funds Effective Rate as of the most recent payment date. Interest payment received/paid quarterly.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid quarterly.
3	Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
4	Based on Secured Overnight Financing Rate (SOFR) as of the most recent payment date. Interest payment received/paid annually.
5	Interest payment received/paid annually.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rate, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F.  Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodlcally based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
H.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	9,022,241	—	9,022,241
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,758,168	—	6,758,168
Corporate Bonds	—	56,300,985	3	56,300,988
Sovereign Bonds	—	2,283,232	—	2,283,232
Taxable Municipal Bonds	—	27,392	—	27,392
Common Stocks	80,063	—	—	80,063
Temporary Cash Investments	1,564,709	—	—	1,564,709
Options Purchased	—	8,801	—	8,801
Total	1,644,772	74,400,819	3	76,045,594
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,424	—	—	10,424
Forward Currency Contracts	—	19,733	—	19,733
Swap Contracts	18,606[1]	2,193	—	20,799
Total	29,030	21,926	—	50,956
Liabilities
Futures Contracts[1]	1,317	—	—	1,317
Forward Currency Contracts	—	449	—	449
Swap Contracts	227[1]	2,685	—	2,912
Total	1,544	3,134	—	4,678
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
J.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	2,215,174	NA1	NA1	—	—	310	—	1,564,709
Vanguard Short- Term Corporate Bond ETF	80,431	—	—	—	(368)	338	—	80,063
Total	2,295,605			—	(368)	648	—	1,644,772
1	Not applicable—purchases and sales are for temporary cash investment purposes.